As filed with the Securities and Exchange Commission on March__, 1998.

                                              File No. 33-30975
                                                       811-5875

                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC  20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

          Pre-Effective Amendment No.                            [ ]

          Post-Effective Amendment No.  10                       [X]

                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

          Amendment No.  12                                      [X]
                   (Check appropriate box or boxes.)
                   THE CROWLEY PORTFOLIO GROUP, INC.
          (Exact Name of Registrant as Specified in Charter)

        3201-B Millcreek Road, Suite H, Wilmington, DE    19808
               (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, Including Area Code (302) 994-4700

   Robert A. Crowley, President, The Crowley Portfolio Group, Inc.,
        3201-B Millcreek Road, Suite H, Wilmington, DE    19808
                (Name and Address of Agent for Service)

Please send copies of all communications to:

                    Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                    2600 One Commerce Square
                    Philadelphia, PA  19103-7098

* Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

       X       immediately upon filing pursuant to paragraph (b).
     _____     on (date) pursuant to paragraph (b).
     _____     60 days after filing pursuant to paragraph (a)(1).
     _____     on (date) pursuant to paragraph (a)(1).
     _____     75 days after  filing  pursuant to  paragraph (a)(2).
     _____     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
               This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*    Title of Securities Being Registered:

(* only if securities being registered under 33 act).

--------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for Registrant's fiscal year ended November 30, 1997 on February 26, 1998.

                      CROSS REFERENCE SHEET

N-1A
Item No.  INFORMATION REQUIRED
PART A.   IN A PROSPECTUS.                   Caption or Location.
Item 1.   Cover Page.                        Cover Page.

Item 2.   Synopsis.                          Expenses of the
                                             Portfolios;
                                             Highlights.

Item 3.   Condensed Financial Information.   Financial Highlights.

Item 4.   General Description of Registrant. Prospectus Cover;
                                             Financial
                                             Highlights;
                                             Investment Objective
                                             and Policies of Each
                                             Portfolio; Risk
                                             Factors; Investment
                                             Restrictions.

Item 5.   Management of the Fund.            Management of the
                                             Fund; Distribution
                                             of Shares;
                                             Custodian; Transfer
                                             and Dividend
                                             Disbursing Agent;
                                             General Operations.

Item 5A.  Management's Discussion of Fund    Performance;
          Performance.                       Management's
                                             Discussion of Fund
                                             Performance.


Item 6.   Capital Stock and Other            Capital Stock;
          Securities.                        Dividends,
                                             Distributions and
                                             Taxes.

Item 7.   Purchase of Securities             Determination of Net
          Being Offered.                     Asset Value; How to
                                             Purchase Shares;
                                             Special Plans.


Item 8.   Redemption or Repurchase.          How to Redeem
                                             Shares; Special
                                             Plans.

Item 9.   Pending Legal Proceedings.         Not Applicable.

N-1A
Item No.  INFO. REQUIRED IN A
PART B.   STMT. OF ADD'L. INFO.              Caption or Location.

Item 10.  Cover Page.                        Cover Page.

Item 11.  Table of Contents.                 Table of Contents.

Item 12.  General Information and History.   General Information;
                                             See "Investment
                                             Objectives and
                                             Policies of Each
                                             Portfolio".


Item 13.  Investment Objectives and          Cover Page; The
          Policies.                          Crowley Portfolio
                                             Group, Inc. --
                                             Investment Objective
                                             and Policies;
                                             Investment
                                             Restrictions.


Item 14.  Management of the Registrant.      Officers and
                                             Directors of the
                                             Fund.


Item 15.  Control Persons and Principal      Ownership of
          Holders of Securities.             of Securities.

Item 16.  Investment Advisory and Other      Investment Advisor.
          Services.

Item 17.  Brokerage Allocation and Other     Allocation of
          Practices.                         Portfolio Brokerage.

Item 18.  Capital Stock and Other            See "Capital Stock"
          Securities.                        in Prospectus.

Item 19.  Purchase, Redemption and Pricing   Purchase of Shares;
          of Securities Being Offered        See "Determination
                                             of Net Asset Value"
                                             in Prospectus.

Item 20.  Tax Status.                        Dividends,
                                             Distributions
                                             and Taxes.


Item 21.  Underwriters.                      Distributor.

Item 22.  Calculation of Performance Data.   Performance.

Item 23.  Financial Statements.              1

     N-1A
     Item No.
     PART C.   OTHER INFORMATION.            Caption or Location.


     Item 24.  Financial Statements and Exhibits.           *


     Item 25.  Persons Controlled by or
               Under Common Control with
               Registrant.

     Item 26.  Number of Holders of Securities.             *

     Item 27.  Indemnification.                             *

     Item 28.  Business and Other Connections
               of Investment Adviser.                       *

     Item 29.  Principal Underwriters.                      *

     Item 30.  Location of Accounts and Records.            *

     Item 31.  Management Services.                         *

     Item 32.  Undertakings.                                *


1 Incorporated by reference to filing of Registrant's Annual Report to Shareholders dated November 30, 1997, as filed with the Securities and Exchange Commission's EDGAR system on January 26, 1998.


________________
* Item has been answered in order in Part C of the Registrant's Registration Statement on Form N-1A.

                     THE CROWLEY PORTFOLIO GROUP, INC.
              THE DATE OF THIS PROSPECTUS IS MARCH 30, 1998
---------------------------------------------------------------------------


            3201-B Millcreek Rd., Suite H, Wilmington, DE 19808

                              (302) 994-4700
---------------------------------------------------------------------------

The Crowley Portfolio Group, Inc. ("Fund") is an open-end diversified management investment company. It was organized as a series Maryland corporation on August 15, 1989 and currently offers shares of three series (the "Portfolio(s)"), each of which has a specific investment objective. There is no assurance that each Portfolio's objective will be achieved.

THE CROWLEY GROWTH AND INCOME PORTFOLIO (formerly, The Crowley Growth Portfolio). The objective of the Portfolio is long-term growth of capital for investors, with the secondary objective being current income. The Portfolio seeks to achieve its objective by investing in the securities of companies which, in the view of the investment advisor, have the prospects for above average capital growth and by making other investments selected in accordance with the Portfolio's investment policies and restrictions. (See "Investment Objectives and Policies of Each Portfolio - The Crowley Growth and Income Portfolio," page ).

THE CROWLEY INCOME PORTFOLIO. The objective of the Portfolio is to maximize current income, consistent with prudent risk. The Portfolio seeks to achieve its objective by investing in fixed-income securities and other debt instruments in accordance with the Portfolio's investment policies and restrictions. (See "Investment Objectives and Policies of Each Portfolio The Crowley Income Portfolio," page ).

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO. The objective of the Portfolio is high total return consistent with reasonable risk. The Portfolio seeks to achieve its objective by concentrating (investing 25% or more of the value of its assets) its investments in shares of registered investment companies and by making other investments in accordance with the Portfolio's investment policies and restrictions (see "Investment Objective and Policies of Each Portfolio - The Crowley Diversified Management Portfolio," page ). The Portfolio, by investing in shares of registered investment companies, indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expenses of operating the Portfolio. The Portfolio's investors indirectly may pay higher total operating expenses and other costs than they might by owning the underlying investment companies directly.


The shares of the Portfolios may be purchased or redeemed at any time. Purchases will be effected at the public offering price and redemptions will be effected at net asset value next determined following receipt of the investor's request. (See "Determination of Net Asset Value," page , "How to Purchase Shares," page , and "How to Redeem Shares," page ).

---------------------------------------------------------------------------
This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference.


More information about the Fund has been filed with the Securities and Exchange Commission, and is contained in the "Statement of Additional Information," dated March 30, 1998, which is available at no charge upon written request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   The Crowley Portfolio Group, Inc.
                                   Prospectus
                                   March 30, 1998

Contents                                                    Page
Expenses of the Portfolios . . . . . . . . . . . . . .
Highlights . . . . . . . . . . . . . . . . . . . . . .
Financial Highlights . . . . . . . . . . . . . . . . .
Investment Objectives and Policies
   of Each Portfolio . . . . . . . . . . . . . . . . .
Risk Factors . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . .
Capital Stock. . . . . . . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . .
Distribution of Shares . . . . . . . . . . . . . . . .
Custodian. . . . . . . . . . . . . . . . . . . . . . .
Transfer and Dividend Disbursing Agent . . . . . . . .
General Operations . . . . . . . . . . . . . . . . . .
Dividends, Distributions and Taxes . . . . . . . . . .
Determination of Net Asset Value . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . .
Special Plans. . . . . . . . . . . . . . . . . . . . .
Performance. . . . . . . . . . . . . . . . . . . . . .
Management's Discussion of Fund Performance. . . . . .
Appendix . . . . . . . . . . . . . . . . . . . . . . .

                   EXPENSES OF THE PORTFOLIOS

The following table illustrates all expenses and fees that a shareholder of the Fund will incur.

                                        Crowley                                 Crowley
                                        Growth and          Crowley             Diversified
                                        Income              Income              Management
Shareholder Transaction Expenses        Portfolio           Portfolio           Portfolio
Maximum Sales Load Imposed on
Purchases
(as a percentage of offering
price) .......................         None                None                None


Maximum Deferred Sales Load
(as a percentage of offering
price) .......................         None                None                None


Maximum Sales Load Imposed on
Reinvested Dividends [and Other
Distributions]
(as a percentage of offering
price) .......................          None                None                None

Redemption Fees
(as a percentage of amount
redeemed, if applicable) .....          None                None                None


Exchange Fee .................          None                None                None

Annual Fund Operating Expenses
(as a percentage of average net
assets)

Management Fees ..............          1.00%               0.60%               1.00%

12b-1 Fees ...................          None                None                None


Other Expenses ...............          0.95%               0.79%               0.87%

Total Fund Operating Costs ...          1.95%               1.39%               1.87%


                             Example

The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. An investor will bear Fund expenses in proportion to the number of shares owned by such investor. For a more complete description of the Fund's various costs and expenses, see the sections entitled "Management of the

Fund" and "General Operations" on pages and , respectively.

Management and Advisory Expenses with respect to The Crowley Growth and Income Portfolio and The Crowley Diversified Management Portfolio are higher than those paid by most other investment companies, but are similar to the expenses normally paid by other funds with similar investment objectives.


You would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual rate of return; and (2) redemption at the end of each time period:


Example                  1 yr.     3 yrs.    5 yrs.    10 yrs.
 Crowley Growth
  and Income Portfolio   $20       $61       $105      $227

Crowley Income Portfolio $14       $44       $76       $167


Crowley Diversified
  Management Portfolio   $19       $59       $101      $219


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

                           HIGHLIGHTS

INVESTMENT OBJECTIVE

THE CROWLEY GROWTH AND INCOME PORTFOLIO (formerly, The Crowley Growth Portfolio). The objective of the Portfolio is long-term growth of capital, with the secondary objective being current income. The Portfolio seeks to achieve its objective by investing in the securities of companies which have the prospects for above-average capital growth and by making other investments in accordance with the Portfolio's investment policies and restrictions. (See "Investment Objectives and Policies.")

THE CROWLEY INCOME PORTFOLIO. The objective of the Portfolio is to maximize current income which is consistent with prudent risk. The Portfolio seeks to achieve its objective by investing in fixed- income securities and other debt instruments and by making other investments selected in accordance with the Portfolio's investment policies and restrictions. (See "Investment Objectives and Policies.")

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO. The objective of the Portfolio is high total return consistent with reasonable risk. The Portfolio seeks to achieve its objective by concentrating (investing 25% or more of the value of its assets) its investments in shares of registered investment companies and by making other investments in accordance with the Portfolio's investment policies and restrictions (see "Investment Objectives and Policies.")

INVESTMENT POLICIES
The Crowley Growth and Income Portfolio attempts to achieve its objectives by investing primarily in common stocks, common stock equivalents and convertible securities of companies which offer the prospect for growth of earnings while paying current dividends. The Portfolio diversifies its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes. During times when the investment advisor (Crowley & Crowley Corp.) determines that there is a generally rising trend in the stock market, any return generated by the Portfolio will consist primarily of net realized and unrealized appreciation in the value of the securities it holds and, to a lesser degree, from dividends and interest.

The Crowley Income Portfolio attempts to achieve its objectives by investing primarily in a diversified portfolio of fixed-income securities; however, the portfolio may invest its assets in all classes of securities, bonds, preferred stocks and common stocks which it believes have better income potential than fixed-income securities. The investment advisor selects the Portfolio's diversified group of securities for their high yields relative to risk involved. During times when the investment advisor determines that there is a generally rising trend in fixed-income markets any return will, in general, consist primarily of interest and, to a lesser degree, from net realized and unrealized appreciation, and in a rising stock market the returns will consist of dividends and net realized and unrealized gain from stocks.

The Crowley Diversified Management Portfolio attempts to achieve its objectives by concentrating (investing 25% or more of the value of its assets) in shares of other registered investment companies and by making other investments in accordance with the Portfolio's investment policies and restrictions. To generate its return, the Portfolio uses a variety of investment techniques in an effort to generate a high total return consisting of the sum of interest, dividend and other income and net realized and unrealized appreciation in the value of the Portfolio of investment companies (including money market mutual funds), closed-end investment companies, cash equivalents (such as repurchase agreements or certificates of deposit), cash, stocks, bonds and other debt obligations, stock options, stock index options, stock index futures and options thereon. These include investment companies which invest in foreign stocks and bonds and gold and silver mining companies. To further enhance the performance, the Advisor may invest in so-called "sector funds" which, in general, concentrate their assets in one segment of the equity market. The Portfolio is unable to predict what portion of its total return will consist of income, short-term capital gains or long-term capital gains.

During times when the investment advisor determines that there is a generally declining trend in the fixed-income and/or stock markets, greater percentages of a Portfolio's assets will be placed in cash or cash equivalents. For each Portfolio, such investments will emphasize protection of principal and will de-emphasize the generation of growth (Crowley Growth and Income), high income (Crowley Income), and high total return (Crowley Diversified Management). Cash equivalents will consist of money market securities, which will include marketable securities issued or guaranteed as to principal and interest by the government of the United States or by its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, prime commercial paper, and repurchase agreements (secured by United States Treasury or agency obligations). Furthermore, in times of extremely volatile or abnormal market conditions, the investment advisor may adopt a purely temporary defensive position which would consist of having most, if not all, of the assets invested in these instruments. This is designed to concentrate solely on preserving the value of the assets in the Portfolios.

HOW TO INVEST
Shares of each Portfolio are distributed by Crowley Securities, the Distributor, and selected dealers. The minimum initial investment is $5,000; subsequent purchases must be at least $1,000. The minimum investment amount may consist of a single investment in one

Portfolio or an aggregate investment in any combination of Portfolios. An investment by a spouse or parent may be combined with an investment of the other spouse or children to meet the minimum initial or subsequent investment limit. Further, an investment by a tax-qualified plan may be combined with a personal investment to meet the minimum initial or subsequent investment limit. (See "How to Purchase Shares.")

HOW TO REDEEM
Shares may be redeemed by the Portfolios or repurchased by the Distributor at any time at the net asset value next determined after receipt of the request by the Fund, which acts as its own Transfer Agent. There is no charge for redemptions by the Portfolios or repurchases by the Distributor.

The Portfolios have the right to redeem shares in-kind, and to redeem accounts reduced to less than the minimum investment (presently $5,000) when the account is not brought up to the minimum after 60 days' notice to the shareholder. If an investor purchases Fund shares in the minimum amount, then any redemption request could subject the entire account to mandatory redemption by the Fund. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets into cash. (For information regarding redemption or repurchase of shares, see "How to Redeem Shares.")

DIVIDENDS AND DISTRIBUTIONS
The net investment income of each Portfolio, if any, is distributed by an annual dividend. If net capital gains are realized, they will be distributed in an annual distribution. Dividends or distributions may be received in cash or by reinvestment in additional shares. (See "Dividends, Distributions and Taxes.")


INVESTMENT ADVISOR
Crowley & Crowley  Corp.  serves as the  investment  advisor  to each  Portfolio
(managing the assets of each Portfolio and allocating its portfolio transactions) pursuant to separate management contracts providing for a monthly fee equal to an annualized rate of 1.00% of the average daily net assets with respect to The Crowley Growth and Income Portfolio and the Crowley Diversified Management Portfolio, and 0.60% of average daily net assets with respect to The Crowley Income Portfolio. The fee with respect to The Crowley Growth and Income Portfolio and The Crowley Diversified Management Portfolio is higher than the investment advisory fees paid by most other mutual funds. Crowley & Crowley Corp. currently provides investment advisory services for individuals, trusts, estates and the three Portfolios of the Fund. (See "Investment Advisor.")

RISK FACTORS AND SPECIAL CONSIDERATIONS
Prospective investors in each Portfolio should consider a number of factors:

1. The Portfolios may engage in the following portfolio strategies: write covered options; purchase options; and engage in transactions in stock index options and futures and related options on such futures. (See "Futures and Options," "Options," "Stock Index Futures," and "Risks of Transactions in Stock Options, Stock Index Options and Options on Stock Index Futures" under "Risk Factors.")

2. The Portfolios may invest in repurchase agreements which involve risks of loss if a seller defaults on its obligations under the agreement. (See "Investment Objective and Policies" for a discussion of the risks of repurchase agreements.)

3. Redeeming shareholders may pay redemption fees or brokerage costs if shares are redeemed in-kind.

4. The Crowley Diversified Management Portfolio concentrates (invests more than 25% and up to 100% of the value of its assets) in the shares of registered investment companies, is affected by their performance, and contributes to the expenses of operating those companies (including their advisory or operating fees). (See "Investment Objectives and Policies of Each Portfolio"). The Portfolio has the right to invest in investment companies which impose a sales load or sales charges. While the Portfolio will seek to minimize such charges, they can reduce the Portfolio's investment results. (See "Risk Factors.")

5. The Crowley Diversified Management Portfolio may invest in securities of registered investment companies that invest in foreign securities, which involves significant risks that shareholders should consider. (See "Risk Factors" and the Appendix to this Prospectus.)

                            FINANCIAL HIGHLIGHTS


The following financial highlights from December 6, 1989 through November 30, 1997 are derived from the financial statements of The Crowley Growth and Income Portfolio, The Crowley Portfolio Group, Inc. and have been audited by Tait, Weller & Baker, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Tait, Weller & Baker covering such financial information and highlights for the fiscal year ended November 30, 1997, all of which are incorporated by reference into the Fund's Statement of Additional Information. A copy of the Fund's Annual Report (including the report of Tait, Weller & Baker) may be obtained from the Fund upon request at no charge.


                     CROWLEY GROWTH AND INCOME PORTFOLIO

                                      12/01/96   12/01/95    12/01/94   12/01/93   12/01/92   12/01/91    12/01/90  12/06/89(a)
                                         to          to         to         to         to         to          to        to
                                      11/30/97   11/30/96    11/30/95   11/30/94   11/30/93   11/30/92    11/30/91  11/30/90
Net Asset Value,
  Beginning of Period                   $11.14     $11.37     $10.69     $10.45     $10.19      $9.94      $9.39     $10.00
                                        ------     ------     ------     ------     ------      -----      -----     ------

Income from Investment Operations:

Net Investment Income                      .42        .23        .32        .12        .11        .17        .33        .32

Net Gains or Losses on Securities
(both realized & unrealized)               .43        .36        .88        .63        .18        .32       1.06       (.61)
                                        ------     ------     ------     ------     ------      -----      -----     ------

Total from Investment
Operations                                 .85        .59       1.20        .75        .29        .49       1.39       (.29)
                                        ------     ------     ------     ------     ------      -----      -----     ------

Less Distributions:

Dividends (from net investment
income)                                   (.27)      (.32)      (.12)      (.11)      (.03)      (.17)      (.33)      (.32)

Distributions (from capital
gains)                                    (.31)      (.50)      (.40)      (.40)       (--)      (.07)      (.50)       (--)

Return of Capital                          (--)       (--)       (--)       (--)       (--)       (--)      (.01)       (--)
                                        ------     ------     ------     ------     ------      -----      -----     ------

Total Distributions                       (.58)      (.82)      (.52)      (.51)      (.03)      (.24)      (.84)      (.32)
                                        ------     ------     ------     ------     ------      -----      -----     ------

Net Asset Value, End of Period          $11.41     $11.14     $11.37     $10.69     $10.45     $10.19      $9.94      $9.39
                                        ======     ======     ======     ======     ======      =====      =====     ======

Total Return                              8.08%      5.55%     11.85%      7.41%      2.85%      4.93%     14.85%     (2.90%)

Ratios/Supplemental Data:

Net Assets, End of Period
(000s omitted)                          $6,426      $6,744    $6,545     $5,496     $4,593     $4,440     $3,283      $1,653

Ratio of Expenses to Average
Net Assets                               1.95%       1.95%     1.93%       1.85%      1.61%      1.52%      1.89%      1.00%(b)(c)

Ratio of Net Income to Average Net
Assets                                   3.57%       2.06%     3.00%       1.10%      1.00%      1.72%      3.64%      4.49%(b)(c)

Portfolio Turnover Rate                 70.22%     182.41%   118.08%     107.37%    243.85%    178.78%     74.86%    110.61%

Average Commission Rate Paid            $.0535       $.050        --         --         --         --         --         --

(a) Effective date of the Fund's initial registration under the Securities Act of 1933, as amended.
(b)  Annualized.
(c) The ratio of operating expenses and net income before reimbursement of expenses by the advisor were 2.00% and 3.49%, respectively.

                            FINANCIAL HIGHLIGHTS


The following financial highlights from December 6, 1989 through November 30, 1997 are derived from the financial statements of The Crowley Income Portfolio, The Crowley Portfolio Group, Inc. and have been audited by Tait, Weller & Baker, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Tait, Weller & Baker covering such financial information and highlights for the fiscal year ended November 30, 1997, all of which are incorporated by reference into the Fund's Statement of Additional Information. A copy of the Fund's Annual Report (including the report of Tait, Weller & Baker) may be obtained from the Fund upon request at no charge.



                          CROWLEY INCOME PORTFOLIO

                                      12/01/96   12/01/95    12/01/94   12/01/93   12/01/92   12/01/91    12/01/90  12/06/89(a)
                                         to          to         to         to         to         to          to        to
                                      11/30/97   11/30/96    11/30/95   11/30/94   11/30/93   11/30/92    11/30/91  11/30/90
Net Asset Value
  Beginning of Period                     $10.89     $11.08     $10.69     $11.57     $10.58     $10.48     $10.19     $10.00
                                          ------     ------     ------     ------     ------     ------     ------     ------

Income from Investment Operations:

  Net Investment Income                      .69        .59        .65        .61        .65        .61        .67        .58

  Net Gains or Losses on Securities
  (both realized & unrealized)               .07       (.15)       .37       (.76)       .40        .22        .43        .23
                                          ------     ------     ------     ------     ------     ------     ------     ------

  Total from Investment Operations           .76        .44       1.02       (.15)      1.05        .83       1.10        .81
                                          ------     ------     ------     ------     ------     ------     ------     ------

Less Distributions:

  Dividends (from net investment
  income)                                   (.65)      (.62)      (.63)      (.66)      (.06)      (.61)      (.67)      (.58)

  Distributions (from capital gains)         (--)       (--)       (--)      (.07)       (--)      (.12)      (.13)      (.04)

  Return of Capital                          (--)       (--)       (--)       (--)       (--)       (--)      (.01)       (--)
                                          ------     ------     ------     ------     ------     ------     ------     ------

  Total Distributions                       (.65)      (.62)      (.63)      (.73)      (.06)      (.73)      (.81)      (.62)
                                          ------     ------     ------     ------     ------     ------     ------     ------

Net Asset Value,
  End of Period                           $11.00     $10.90     $11.08     $10.69     $11.57     $10.58     $10.48     $10.19
                                          ======     ======     ======     ======     ======     ======     ======     ======

Total Return                                7.34%      4.16%     10.12%     (1.43%)     9.97%      7.69%     10.88%      8.10%

Ratios/Supplemental Data:

  Net Assets, End of Period
  (000s omitted)                          $9,373     $9,529     $8,940     $6,654     $5,423     $4,133     $2,865     $1,397

  Ratio of Expenses to Average Net
  Assets                                    1.39%      1.39%      1.43%      1.37%      1.23%      1.20%     1.09%(c)    .99%(b)(c)

  Ratio of Net Income to
  Average Net Assets                        6.22%      5.62%      6.43%      6.28%      6.27%      6.11%     6.78%(c)   7.10%(b)(c)

  Portfolio Turnover Rate                  22.81%     66.18%     31.60%     14.45%     19.17%     45.00%    79.36%     48.74%


(a) Effective date of the Fund's initial registration under the Securities Act of 1933, as amended.
(b)  Annualized.
(c) The ratio of operating expenses and net income before reimbursement of expenses by the advisor were 1.37% and 6.49%, respectively, for 1991 and 1.61% and 6.48%, respectively, for 1990.

                            FINANCIAL HIGHLIGHTS


The following financial highlights from April 3, 1995 (commencement of operations) through November 30, 1997 are derived from the financial statements of The Crowley Diversified Management Portfolio of The Crowley Portfolio Group, Inc. and have been audited by Tait, Weller & Baker, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Tait, Weller & Baker covering such financial information and highlights for the fiscal year ended November 30, 1997, all of which are incorporated by reference into the Fund's Statement of Additional Information. A copy of the Fund's Annual Report (including the report of Tait, Weller & Baker) may be obtained from the Fund upon request at no charge.


                  CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO



                                               12/01/96        12/01/95      04/03/95(a)
                                                  to              to            to
                                               11/30/97        11/30/96      11/30/95
Net Asset Value, Beginning of Period            $12.15          $10.71        $10.00
                                                ------          ------        ------

Income From Investment Operations:

Net Investment Income                              .17             .05            --

Net Gains or Losses on Securities
(both realized & unrealized)                      1.17            1.43           .71
                                                ------          ------        ------

Total from Investment Operations                  1.34            1.48           .71
                                                ------          ------        ------

Less Distributions:

Dividends (from net investment
income)                                           (.18)           (.04)           --

Distributions (from capital gains)                (.44)             --            --
                                                ------          ------        ------

Total Distributions                               (.62)           (.04)           --
                                                ------          ------        ------

Net Asset Value, End of Period                  $12.87          $12.15        $10.71
                                                ======          ======        ======

Total Return                                     11.64%          13.87%         7.10%

Ratios/Supplemental Data:

Net Assets, End of Period (000s
omitted)                                        $2,240          $1,500          $962


Ratio of Expenses to Average Net
Assets                                            1.87%          2.22%        2.06% (b)

Ratio of Net Income (Loss) to Average
Net Assets                                        1.08%          0.46%       (0.09%)(b)

Portfolio Turnover Rate                            --           20.69%          --

(a) Effective date of the Fund's initial registration under the Securities Act of 1933, as amended.
(b)  Annualized.

         INVESTMENT OBJECTIVES AND POLICIES OF EACH PORTFOLIO

Set forth below are the investment objectives and policies of each Portfolio. The investment objective of a Portfolio is a fundamental policy and may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. There can be no assurance that a Portfolio will achieve its objective.


THE CROWLEY GROWTH AND INCOME PORTFOLIO
The Crowley Growth and Income Portfolio was formerly named The Crowley Growth Portfolio. On November 1, 1995, the Fund's Board of Directors voted unanimously to change the name of the Portfolio to reflect more accurately the investment objectives of the Portfolio. The name change of the Portfolio was effected under Maryland corporate law, effective March 29, 1996.



The Portfolio's objective is long-term growth of capital, with the secondary objective being to achieve current income. The Crowley Growth and Income Portfolio seeks to achieve its investment objectives by investing primarily in common stocks, securities convertible into common stocks and common stock equivalents (including rights and warrants). The Portfolio will invest most of its assets in common stocks, although it may also invest in other types of securities such as preferred stocks, high-grade bonds, short-term United States Government securities, other high-quality, short-term securities such as commercial paper, repurchase agreements, banker's acceptances, certificates of deposit and other evidences of indebtedness. While it is the Portfolio's policy to seek long-term investments, changes will be made whenever management believes that such changes will strengthen the Portfolio's investments and realization of its objectives. The Portfolio may also utilize stock index futures and options to a limited extent, for hedging purposes, although at no time will more than 5% of the Portfolio's assets be allocated to futures or options premiums. The Portfolio will pursue its objective by investing a major portion of its assets in securities of companies which offer prospects for growth of capital. The Portfolio will consider income potential incidental to growth potential. The Portfolio expects to include primarily securities that offer growth and secondarily securities that combine elements of current income, dividend growth and capital appreciation. The Portfolio may also invest up to 5% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts, and an additional 5% in sponsored or unsponsored American Depository Receipts only, as more fully described in the Statement of Additional Information.

To achieve its investment objective, Crowley & Crowley Corp., the investment advisor (the "Advisor") will attempt to determine the prevailing trend in the equity market. In order to assess the trend for rising or falling securities, the Advisor will make use of the stock market moving averages, for example, the Dow Jones Industrial Average, the Standard & Poor's 500 Average and the NASDAQ OTC Composite. The Advisor will plot weekly statistics to assess the various trends. The Advisor will also make use of the weekly advance-decline statistics and new high-low statistics. When it is determined that there is a prevailing upward trend in the equity market, more of the Portfolio will be positioned in common stocks and common stock equivalents. During times when the Advisor determines that there is a generally rising trend in the stock market, the Portfolio will attempt to take advantage of this opportunity by generating returns consisting primarily of net realized and unrealized appreciation in the value of the securities it holds and, to a lesser degree, from dividends and interest. The Portfolio will generally select securities based on their current income, their prospects for dividend growth, and their prospects for capital appreciation. Since the Portfolio seeks long-term growth of capital and secondarily current income, its portfolio can be expected to include some securities that offer only growth, others that offer only income potential, as well as many securities that combine elements of both. When investing for long-term growth of capital, the Portfolio will seek to buy equity securities of companies with attractive earnings prospects. A portion of the portfolio may consist of non-income producing common stocks when their potential for capital appreciation is believed to be especially promising. The Portfolio may invest in preferred stocks consistent with its objectives. From time to time the Portfolio may invest a portion of its assets in cash or debt securities, when the Advisor feels such a position is advisable in light of economic or market conditions. When the Advisor anticipates a generally declining trend in the equity market, the Advisor will begin to move funds into cash and cash equivalents purely as a temporary defensive position. If the Advisor anticipates a prolonged or significant decline, then the Portfolio may place most, if not all, of its funds in cash or cash equivalents.

The Fund's Advisor will attempt to monitor and respond to changing economic and market conditions and then, if necessary, reposition the Portfolio's assets, depending on the trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators. Trends are determined by the Fund's Advisor's judgment in light of current and past general economic and market conditions. Among the factors which are included in the analysis are direction of interest rates, fiscal and monetary policy, economic growth, inflation rates, industry trends and various moving averages. When a general rising trend of the securities market is identified, The Crowley Growth Portfolio will position itself in common stocks and in common stock equivalents that offer prospects for above-average capital growth.

In order to determine whether a company has above-average capital growth prospects, the Advisor will find a mean in the growth and earnings of a particular company over a three to five year period. The Advisor will compare that mean to the company's actual and projected earnings to determine a realistic estimate of future growth and earnings. The Advisor will use such comparative figures, as well as future projections, to compare a company's growth with the Dow Jones Industrial Average and the Standard & Poor growth rates. Although the analysis will be done primarily for individual companies, the Advisor may rely on similar comparative analyses performed on an industry basis in its selection of individual securities.

THE CROWLEY INCOME PORTFOLIO
The Portfolio's objective is to maximize current income, consistent with prudent risk, (i.e, reasonable risk to principal). The Portfolio primarily seeks to earn and pay its shareholders current income while limiting risk to principal through prudent investing, (i.e., achieving maximum current income with reasonable risk to principal). The Portfolio seeks to achieve this objective by investing in a diversified portfolio of debt securities of domestic corporations, United States Government securities, bankers' acceptances and certificates of deposit, repurchase agreements and convertible securities. The Portfolio may also purchase dividend paying common stocks which it believes have better income potential than fixed-income securities. Fixed-income securities will include debt securities and preferred stocks, some of which may have a call on common stock by means of a conversion privilege or attached warrants. Investment in corporate debt securities will meet a minimum rating of Baa by Moody's Investor Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or, if not so rated, will have been issued by a corporation having outstanding indebtedness rated at least Baa or BBB, and dollar-denominated obligations of foreign issuers issued in the U.S. Such securities are considered to be "investment grade" and have been assigned one of the four highest grades by Moody's and S&P. Only up to 5% of the Portfolio's assets may be invested in corporate debt securities rated Baa by Moody's or BBB by S&P, or that are of comparable quality. The remaining investments by the Portfolio in corporate debt securities must be made in securities rated at least A by Moody's or A by S&P, or be of comparable quality. See "Risk Factors to Consider - Fixed-income Securities." In the event that the rating attributed to a security which the Portfolio has purchased is reduced below Baa by Moody's or BBB by S&P, the Portfolio, as soon as practicable, will dispose of the security unless such disposal would be detrimental to the Portfolio in light of market conditions.

The Portfolio's policy is to invest shorter to intermediate term when interest rates are historically lower and longer-term when interest rates are historically higher. The Portfolio may also utilize stock index futures and options to a limited extent, although at no time will more than 5% of the Portfolio's assets be allocated to futures or options premiums. The Portfolio may also invest up to 5% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts, and an additional 5% in sponsored or unsponsored American Depository Receipts only, as more fully described in the Statement of Additional Information.

In selecting corporate debt securities for the Portfolio, the Advisor reviews and monitors the creditworthiness of each issuer and issue. Interest rate trends and specific developments which may affect individual issuers are also analyzed.

When the Advisor anticipates a generally declining trend in fixed-income securities markets, the Advisor will begin to move more funds into cash and cash equivalents. If the Advisor anticipates a prolonged or significant decline, then the Portfolio may place most, if not all, of its funds in cash and cash equivalents.

The Portfolio's Advisor will attempt to monitor and respond to changing economic and market conditions and then, if necessary, reposition the Portfolio's assets, depending on the trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators. The trends are determined by the Fund's Advisor's judgment in light of current and past general economic and market conditions. Among the factors which are included in the analysis, but not limited to, are the direction of interest rates, trends in yields, fiscal and monetary policy, economic growth, inflation rates, industry trends and various moving averages. Fixed-income securities are more dependent upon interest rate movements than are stocks. In The Crowley Income Portfolio, when a general rising trend in the fixed-income market is identified, the Portfolio will position itself in fixed-income securities. If a general rising trend is identified in both the fixed-income market and the equity market, the Portfolio will position itself in fixed-income securities, preferred stocks, and high dividend paying stocks.

The range of maturities of obligations to be held by the Portfolio will generally be short to intermediate, zero to seven years. The Portfolio intends to invest one-third of its obligations in each segment of the zero to seven year range (one segment being obligations maturing within zero to two years, one segment being obligations which mature within two to four years, and one-third being obligations maturing within four to seven years). The Portfolio retains the right to invest in obligations with greater maturities when greater returns are available because of higher interest rates.

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO The Portfolio's objective is high total return consistent with reasonable risk. The Crowley Diversified Management Portfolio seeks to achieve its investment objective by investing primarily in shares of other registered investment companies. While it is the Portfolio's policy to invest primarily in registered investment companies, the Portfolio may also utilize other investment vehicles such as cash or cash equivalents (such as repurchase agreements or certificates of deposit), closed-end investment portfolios, stocks, bonds and other debt objectives, stock options, stock index options, stock index futures and options thereon. At no time will more than 5% of the Portfolio's assets be allocated to futures or option premiums. Further, the Portfolio, under normal circumstances, will not invest in a registered investment company that has a stated policy of investing more than 50% of its assets in derivatives, and will not invest more than 35% of its net assets in any registered investment company that may invest more than 35% of its net assets in bonds rated lower than Baa by Moody's or BBB by Standard & Poor's. (See the Appendix at the end of this Prospectus for a description of "junk bonds.")

The Portfolio will invest only in registered investment companies. If a registered investment company in which the Portfolio invests becomes a non-registered investment company, the Portfolio will dispose of the securities of such non-registered investment company that it holds in its portfolio of securities.

The Portfolio may invest in registered investment companies that are closed-end funds. After their initial public offering, the shares of closed-end funds frequently trade on the open market at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. Market discount may be due in part to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather are subject to the principles of supply and demand in the market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Although the Portfolio intends primarily to purchase shares of closed-end funds which trade at a market discount and which the investment manager believes present the opportunity for capital appreciation or increased income due in part to such market discount, there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact, it is possible that this market discount may increase or that the Portfolio may experience realized or unrealized capital losses due to further decline in the market price of the securities held in the portfolios of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio's shares. Similarly, there can be no assurance that the shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio. Although no assurances can be given, the Advisor believes that its market research and analysis and the diversification policies of the Portfolio will enable the Portfolio to avoid significant declines in the net asset value of the Portfolio's shares due to losses related to an individual issuer.

The Portfolio must structure its investments in other investment company shares to comply with certain provisions of federal and state securities laws. The Portfolio and its affiliates currently may not hold more than 3% of an underlying fund's shares. In the event that the Portfolio holds more than 1% of an underlying fund's shares, the underlying fund is obligated to redeem only 1% of the underlying fund's outstanding securities during any period of less than 30 days. Consequently, any shares of an underlying fund held by the Portfolio in excess of 1% of the underlying fund's outstanding shares will be considered illiquid securities that, together with other such securities, may not exceed 10% of the Portfolio's net assets. When the Portfolio is more heavily concentrated in small investment companies, it may not be able to readily dispose of such investment company shares and may be forced to redeem Portfolio shares in-kind to redeeming Portfolio shareholders by delivering shares of investment companies that are held in the Portfolio. The Portfolio may be restricted in its ability to redeem because of the 1% limitation discussed above; however, Portfolio shareholders who redeem their shares in-kind would not be so restricted. Applicable fundamental policies are reflected in the Portfolio's investment restrictions.

To achieve the Portfolio's investment objective, the Advisor attempts to determine the prevailing trend in the equity market. The strategy consists of moving into those investments which would most benefit from the prevailing trend. In choosing from among the available investment companies, the Advisor considers among other things, the prior performance of the underlying investment company, its management, its performance in both up and down markets, the current composition of its portfolio and current investment philosophy.

The Advisor attempts to monitor and respond to changing economic and market conditions as well as monitor the performance of the investments. If necessary, the Advisor will reposition the Portfolio's assets to meet the changing environment.

When the Advisor has identified a significant upward trend in a particular industry group, the Portfolio retains the right to invest in investment companies that concentrate in a particular industry sector. The Portfolio may invest in these investment companies, which tend to have greater fluctuations in value when compared to other categories of investment companies.


The Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. (See the Appendix at the end of this Prospectus for a description of the securities that underlying funds of the Portfolio may invest in.) However, the Portfolio must consider other factors in the selection of the investment companies. These other factors include the investment company's size, shareholder services, liquidity, the investment objective and investment techniques, etc. The Portfolio may be affected by the losses of such underlying investment companies, and the level or risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and had no control over the risk taken by such investment companies. The Portfolio can also elect to redeem (subject to the 1% limitation discussed above) its investment in an underlying investment company (or sell it to the company as a closed-end one) if that action is considered necessary or appropriate.


In accordance with the Investment Company Act of 1940, if an underlying fund submits a matter to shareholders for a vote, the Portfolio will either vote the shares: (i) in accordance with instructions received from Portfolio shareholders; or (ii) in the same proportion as the vote of all other holders of such securities.

                             RISK FACTORS

Unless otherwise noted, the following risk factors apply to each Portfolio.


Fixed-income Securities. The Portfolios may invest only in fixed-income securities that are investment grade, which means that they have a rating of Baa or better as determined by Moody's or BBB or better by S&P or are of comparable quality. These are the four highest ratings or categories as defined by Moody's and S&P. Debt securities that are rated Baa by Moody's or BBB by S&P or, if unrated, are of comparable quality, have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated bonds. Only up to 5% of a Portfolio's assets may be invested in debt securities rated Baa by Moody's, or BBB by S&P, or if unrated, are determined to be of comparable quality. Any additional investments in such securities must be rated A or better by Moody's and S&P, or be deemed to be of comparable quality. Categories below this have lower ratings and are considered more speculative in nature. In the event that the rating attributed to a security which a Portfolio has purchased is reduced below Baa by Moody's or BBB by S&P, the Portfolio, as soon as practicable, will dispose of the security unless such disposal would be detrimental to the Portfolio in light of market conditions.


The following four categories of bonds are eligible for investment by the Portfolios and are included in the categories of bonds classified as investment grade by Moody's and Standard and Poor's.


                   Moody's   Standard & Poor's
                              No lower than -
Gilt-Edged           Aaa              AAA
High-Quality         Aa               AA
High-Grade           A                A
Investment-Grade     Baa              BBB

The Advisor will attempt to monitor and respond to changing economic and market conditions and if necessary reposition the portfolios' assets depending on the trend analysis. Trends are analyzed by using a variety of technical and fundamental indicators. Among the factors which are included in the analysis are the direction of interest rates, economic growth, industry trends and various moving averages.

When the Advisor identifies an upward trend, The Crowley Growth and Income Portfolio will seek to obtain growth over income while managing risk, The Crowley Income Portfolio will seek to obtain income while managing risk, and The Crowley Diversified Management Portfolio will seek to obtain high total return while managing risk. There can be no assurance that the judgment of the Advisor as to market trends will be correct. In the event that a Portfolio were invested substantially in common stocks during a downward market trend, because of the volatility of stocks, it is likely that the value of an investment in the Fund would decline more rapidly than the decline in the market as a whole.

When a downward trend has been identified protection of principal may be emphasized over opportunities for gains in each Portfolio. When the Advisor believes that income producing assets are more appropriate due to the economic and market conditions an emphasis will be placed on income producing investment vehicles. During periods of time when the Advisor believes there may be unacceptable high risks, the portfolios may invest in cash, bank money market accounts, or money market instruments to protect the value of the Portfolios.

The market value of the interest-bearing debt securities held by the Fund is affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value. Moreover, the longer the remaining maturity of a security, the greater is the effect of interest rate changes on the market value of such a security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also affect the market value of the debt securities of that issuer.

Money Market Securities. Each Portfolio may invest in money market securities, which include: marketable securities issued or guaranteed as to principal and interest by the government of the United States or by its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, prime commercial paper and repurchase agreements (secured by United States Treasury or agency obligations).

Cash equivalents  will consist of high-quality  money market  instruments  which return maximum current income and maintain preservation of capital. These instruments are considered safe because of their short-term maturities, liquidity and high-quality ratings.

Commercial paper is limited to the two highest ratings of Moody's and S&P. Firms rate borrowers differently according to their classifications. S&P's rates companies from A for the highest quality to D for the lowest quality rating. The A-rated companies are also subdivided into three groups depending on relative strength. Moody's uses P-1 as their highest rating along with P-2 and P-3. Commercial Paper may be purchased that is rated P-1 or P-2 by Moody's or A-1 or A-2 by S&P. Instruments such as commercial paper and notes which are issued by companies having an outstanding debt rated within these two highest ratings may be purchased.

Bank Certificates of Deposit and Bankers' Acceptances are limited to U.S. dollar denominated instruments of domestic banks (generally limited to institutions with a net worth of at least $100,000,000) and of domestic branches of foreign banks (limited to institutions having total assets of not less than $1 billion or its equivalent).

Repurchase Agreements. Under a repurchase agreement the Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligations of the seller to repurchase and of the Portfolio to resell such instrument at a fixed price. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While management of the Portfolio acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures. A Portfolio may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days. A Portfolio may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by the Advisor and the Advisor will monitor the creditworthiness of these banks or broker-dealers on an ongoing basis to ensure continued ability of the Portfolios to engage in repurchase transactions with such institutions.

The Portfolios will select money market securities for investment when such securities offer a current market rate of return which the Advisor considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of creditworthiness set by the Advisor and described in the Statement of Additional Information.

Futures And Options. Each Portfolio may seek to protect itself from anticipated market action by using "hedging" techniques which the Fund expects will generate gains which would offset losses on other securities owned by the Fund. These hedging techniques could involve combinations of various techniques, such as the purchase or sale of stocks or the use of stock options, stock index options, stock index futures and options thereon to seek to achieve increases in the values of such options and futures which offset decreases in the values of other securities owned by the Fund. The Fund's Advisor would select the specific technique(s) based upon analysis of the Fund's Portfolios, market conditions, relative costs and risks, tax effects and other factors. There can be variations between the relative movements of investments and the hedge selected with respect to that investment. This may increase or decrease the gains or losses each Fund achieves by its hedging relative to losses or gains on the hedged investments. The following descriptions illustrate some of the techniques and risks involved in such hedging. Further information appears in the Statement of Additional Information, and a more detailed description of futures and options activities is contained in the Appendix to this Prospectus.

Options. Each Portfolio intends to purchase and/or write ("sell") call and put options that are traded on U.S. Securities Exchanges. Each Portfolio seeks to enhance its objective by receiving premiums for writing covered call and put options. Although each Portfolio receives premium income from these techniques, any appreciation realized will be limited by the terms of the option. Each Portfolio may purchase call options to protect against an increase in the price of securities that it ultimately wants to buy. It may purchase put options to protect its Portfolio securities against a decline in market value.

Stock Index Futures. Each Portfolio intends to purchase and sell stock index futures contracts. A Portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.

Options on Stock Indexes and Stock Index Futures. Each Portfolio intends to purchase and/or write call and put options on stock indexes which are traded on U.S. Exchanges. The Portfolios also intend to purchase and/or write call and put options on stock index futures which are traded on U.S. Exchanges. Options on stock index futures are similar to options on stocks or options on stock indexes.

The selection of the foregoing techniques or any combination of them to be used at any particular time will depend upon an assessment of the relative implementation costs and the liquidity of the particular secondary market in which such options, stock index futures, and options on stock indexes and stock index futures are traded.

Risks of Transactions in Stock Options, Stock Index Options and Options on Stock Index Futures. An option position may be closed out only on an Exchange which provides a secondary market for an option of the same series. Although the Portfolios will generally purchase or write only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise its options in order to realize any profit or allow the option to expire. The inability to close-out these options may result in a loss to the Portfolio. If exercised, the Portfolio would incur brokerage commissions upon the subsequent disposition of underlying securities acquired. An imperfect correlation exists between the options and securities being hedged. Success of any hedging position depends on the ability of the investment advisor to predict a stock and interest rate movement. The skills necessary for successful use of hedges are different than those used in the selection of equity or fixed-income securities. The Advisor's officer who will be responsible for hedging does not have experience in managing portfolios which trade in such hedging instruments. If the Advisor is incorrect in its forecasts regarding market values, interest rates, and other applicable factors, the Portfolio utilizing these investment techniques may be in a worse position than if the investment techniques had never been used.

While the Portfolios have not adopted fundamental limitations on their futures or options activities, they must comply with certain requirements of the U.S. Securities and Exchange Commission and the Commodities Futures Trading Commission. For example, these provisions require that each Portfolio shall not purchase or sell any futures or puts or calls on futures if immediately thereafter the sum of the amount of the Portfolio's margin deposits (both initial and variation deposits) and premiums paid for outstanding puts and/or calls on futures would exceed 5% of the value of its total assets. This limitation could, however, change if regulatory provisions applicable to the Portfolios were to be changed. The Portfolios will not engage in transactions in future contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio or which a Portfolio intends to purchase. Although it is not a fundamental policy, a Portfolio will not purchase or sell futures contracts or purchase or sell related options if immediately thereafter more than 30% of its net assets would be so invested. Shareholders will be notified in advance of any change in this limitation.

By writing a call option, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

Risks of Investing in Other Investment Companies. The Crowley Diversified Management Portfolio, by investing in shares of investment companies, indirectly pays a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Portfolios. Thus, the Portfolio's investors may indirectly pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Portfolio attempts to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Further, the Portfolio may invest in investment companies which concentrate (invest 25% or more of the value of their assets) in a particular industry. These companies tend to have greater fluctuation in value than other investment companies.

The Crowley Diversified Management Portfolio may invest in shares of registered investment companies which invest in foreign securities.

Foreign Securities and Currency Considerations
The Crowley Diversified Management Portfolio may invest in shares of registered investment companies which invest in foreign securities. Investments in securities of foreign issuers may involve greater risks that those of U.S. issuers. There is generally less information available to the public about non-U.S. companies and less government regulation and supervision of non-U.S. stock exchanges, brokers and listed companies. Non-U.S. companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some non-U.S. companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the underlying fund's portfolio, and, in turn, the Portfolio. Additionally, in some non-U.S. countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property or other assets of the fund, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. The Portfolio intends to invest in such registered investment companies that diversify broadly among countries, but reserves the right to invest in investment companies that invest a substantial portion of assets in one or more countries if economic and business conditions warrant such investments. The Advisor will take these factors into consideration in managing the Portfolio's investments.

The U.S. dollar market value of the underlying funds' investments and of dividends and interest earned by the underlying funds, and in turn, the Portfolio may be significantly affected by changes in currency exchange rates. Some currency prices may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the underlying funds and, in turn, the Portfolio. Although underlying funds may attempt to manage currency exchange rate risks, there is no assurance that the underlying funds will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if any of the funds increase their exposure to a currency and that currency's price subsequently falls, such currency management may result in increased losses to those funds. Similarly, if any of the funds decrease their exposure to a currency, and the currency's price rises, those funds will lose the opportunity to participate in the currency's appreciation. These events may adversely affect the Portfolio.

Portfolio Turnover. It is anticipated that the annualized portfolio turnover rate for The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio generally will not exceed 150%, 100% and 200%, respectively. The portfolio turnover rate of the underlying funds in The Crowley Diversified Management Portfolio will affect indirectly gains and losses, and transaction costs, of that Portfolio. High portfolio turnover (100% or more) involves additional transaction costs (such as brokerage commissions or sales charges) which are borne by the Portfolio, and might involve adverse tax effects. (See "Dividends, Distributions and Taxes.")

                        INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund as fundamental policies for each Portfolio, to limit certain risks that may result from investment in specific types of securities or from engaging in certain kinds of transactions addressed by such restrictions. They may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Portfolio. Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information. Changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

Each Portfolio's investment restrictions specifically provide that the Portfolio will not:

     (a) as to 75% of the Portfolio's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does  not  apply  to  cash  and  cash  items,  obligations  issued  or guaranteed by the United States Government, its agencies or instrumentalities.)

     (b) purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding fixed-income securities of an issuer are considered as one class.

     (c) purchase or sell commodities or commodity futures contracts, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

     (d) make loans of money or securities, except: (i) by the purchase of fixed-income obligations in which the Portfolio may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements (see "Investment Objective and Policies").

     (e) invest in securities of any company if, to the knowledge of the Portfolio, any officer or director of the Fund or the Advisor owns more than 0.5% of the outstanding securities of such company and such officers and directors (who own more than 0.5%) in the aggregate own more than 5% of the outstanding securities of such company.

     (f) borrow money, except the Portfolio may borrow from banks: (i) for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's assets; or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not purchase securities. Interest paid on borrowings will reduce net income.

     (g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets but only to secure borrowings for temporary or emergency purposes, such as to effect redemptions.

     (h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Portfolio's net assets.

     (i)  for The Crowley Diversified Management Portfolio only

          o invest in any investment company if a purchase of its shares would result in the Portfolio and its affiliates owning more than 3% of the total outstanding stock of such investment company.

          o invest in any investment company which itself does not qualify as a diversified investment company under the Internal Revenue Code.


                                  CAPITAL STOCK

The authorized capital stock of The Crowley Portfolio Group, Inc. consists of 500,000,000 shares of common stock with a par value of $0.01 each. At the present time, 150,000,000 shares of such stock have been allocated to each of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.

Shares, when issued, will be fully-paid and non-assessable. Fractional shares have proportional voting rights. Shares of the Portfolios do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. The Portfolios' shareholders will vote together to elect directors and on other matters affecting the entire corporation, but will vote separately on matters affecting separate series, such as changing the investment objective or restrictions governing a Portfolio.


Shareholder inquiries should be made directly to the Distributor at (302) 994-4700.



                        MANAGEMENT OF THE FUND

Board of Directors. The Fund's Board of Directors are fiduciaries for the Portfolios' shareholders and are governed by the law of the State of Maryland in this regard. They establish policy for the operation of the Portfolios, and appoint the Officers who conduct the daily business of the Portfolios.


Investment Advisor. The investments of each Portfolio are managed by Crowley & Crowley Corp., a corporation organized on August 28, 1989 under the laws of the state of Delaware, (the "Advisor"), 3201-B Millcreek Road, Suite H, Wilmington, DE 19808, under separate management contracts (the "Management Contracts".) The Management Contracts became effective on December 6, 1989 for The Crowley Growth and Income Portfolio (formerly, The Crowley Growth Portfolio) and The Crowley Income Portfolio; April 1, 1995 for The Crowley Diversified Management Portfolio. The Management Contracts were initially approved by shareholders of The Crowley Growth and Income Portfolio and The Crowley Income Portfolio on November 29, 1990 and by the initial shareholder of the Crowley Diversified Management Portfolio on April 3, 1995. The Management Contracts are approved annually by the Board of Directors, including a majority of the Board of Directors who are not parties to the Management Contract or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to the Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Management Contracts provide that Crowley & Crowley Corp. shall supervise and manage each Portfolio's investments and shall determine each Portfolio's portfolio transactions, subject to periodic review and ratification by the Fund's Directors. The Advisor is responsible for selecting brokers and dealers to execute transactions for the Portfolios. The Board has also authorized the Advisor and the Fund's officers to consider sales of Portfolio shares when allocating brokerage, subject to the policy of obtaining best price and execution on such transactions.


Pursuant to its Management Contract with each Portfolio, the Advisor will manage the assets of each Portfolio in accordance with the stated objective, policies and restrictions of the Portfolio and manage the business affairs of the Fund (subject to the supervision of the Fund's Board of Directors and the Fund's officers). The Advisor will also provide administrative and clerical services, keep certain books and records in connection with its services to the Fund and supervise the services rendered to the Fund by other persons. The Advisor has also authorized any of its directors, officers and employees who have been elected as directors or officers of the Fund to serve in the capacities in which they have been elected. Services furnished by the Advisor under the contracts may be furnished through the medium of any such directors and officers.


As compensation for its services as Advisor, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of 1.00% of the average daily net assets of The Crowley Growth and Income Portfolio and The
Crowley Diversified Management Portfolio, and 0.60% of the average daily net assets of The Crowley Income Portfolio. The Advisor's fee with respect to The Crowley Growth and Income Portfolio and The Crowley Diversified Management Portfolio is higher than that paid by most other investment companies. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Fund bears its costs of operations. These expenses include, but are not limited to: the fee of the Advisor, taxes, brokerage fees, fees associated with calculating the net asset value of each Portfolio daily, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Contracts. For the fiscal year ending November 30, 1997, The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified
Management Portfolio incurred expenses equal to 1.95%, 1.39%, and 1.87%, respectively, of average net assets.


The Advisor has committed to the Fund to offset the management fees payable by The Crowley Diversified Management Portfolio by the fees that Crowley
Securities, the Portfolios' Distributor and an affiliate of the Advisor, receives in connection with the purchase and sale of investment company securities for such Portfolio for which Crowley Securities is the dealer of record and which have an associated sales charge, 12b-1 or shareholder servicing fee. The Advisor will offset management fees on a monthly basis, consistent with its receipt of such fees.

Frederick J. Crowley, Jr., Vice President of the Fund, and Robert A. Crowley, President of the Fund, each own 50% of the voting common stock of the Advisor. The Advisor was organized in 1986 and principally provides investment advice to individuals. The Advisor does not provide investment advice to any other investment companies.

Each Management Contract also identifies the right of the Advisor to the use of the name "Crowley," and the Fund may be required to change its name if the Advisor ceases to act as advisor to the Portfolios.

The Advisor, pursuant to the Management Contracts, also serves as the Portfolios' administrator. The Management Contracts provide that the Advisor will furnish each Portfolio with office facilities, with any ordinary clerical and bookkeeping services not furnished by the custodian, or distributor and with Portfolio accounting services. Such services include the maintenance of the Fund's books and records of each Portfolio. The Advisor has not agreed to perform daily pricing for the Fund. The Fund will perform that function.

The portfolio manager for each Portfolio is Mr. Robert A. Crowley, who has been managing all the Portfolios since their inception, in 1989 for The Crowley Growth and Income Portfolio and The Crowley Income Portfolio, and 1995 for The Crowley Diversified Management Portfolio. Mr. Crowley, who received his Chartered Financial Analyst certification in 1990, received his Bachelor of Science Degree in Business Administration from the University of Delaware in 1980 and his Masters Degree in Business Administration from George Washington University in 1985. In addition to his responsibilities in managing the Portfolios, Mr. Crowley is a financial planner with Crowley & Crowley Corp. Prior to managing the Portfolios, Mr. Crowley managed individual securities accounts in addition to engaging in financial planning activities.

                        DISTRIBUTION OF SHARES


Crowley Securities (the "Distributor") is each Portfolio's distributor under separate Distribution Agreements for each Portfolio dated December 6, 1989 (April 1, 1995 for The Crowley Diversified Management Portfolio), and renewed annually by the Portfolios' Board of Directors. The Distributor promotes the distribution of the shares of each Portfolio in accordance with each respective agreement. Frederick J. Crowley, Jr. and Robert A. Crowley, officers of the Advisor, are also equal general partners and registered representatives of the Distributor, which is, therefore, an affiliated person of the Fund. The Distributor's offices are at 3201-B Millcreek Road, Suite H, Wilmington, DE 19808.


All orders for the purchase of shares of a Portfolio are subject to acceptance or rejection by the Fund in its discretion. The sale of shares will be suspended during any period when the determination of net asset value is suspended, and may be suspended by the Board of Directors whenever in its judgment it is in the best interest of the Fund to do so.


                               CUSTODIAN

Wilmington Trust Company, Rodney Square North, Wilmington, DE, 19890, acts as the Custodian of the securities and cash of each Portfolio.

                TRANSFER AND DIVIDEND DISBURSING AGENT


The Crowley Financial Group, Inc. ("CFG" or the "Transfer Agent"), 3201- B Millcreek Road, Suite H, Wilmington, DE 19808 serves as the Fund's transfer agent, dividend disbursing agent, and as redemption agent for redemptions. CFG is under common control with the Advisor and the Distributor and as compensation for its services, receives an asset-based fee.



                          GENERAL OPERATIONS

Except as indicated above, the Fund is responsible for the payment of its expenses, including: (a) the fees payable to the Advisor, the Distributor and the Transfer Agent; (b) the fees and expenses of directors who are not affiliated with the Advisor or the Distributor; (c) the fees and certain expenses of the Fund's Custodian; (d) the charges and expenses of the Fund's legal counsel and independent accountants; (e) brokers' commissions and any issue or transfer taxes chargeable to a Portfolio in connection with its securities transactions; (f) all taxes and corporate fees payable by the Fund to governmental agencies; (g) the fees of any trade association of which the Fund is a member; (h) the cost of stock certificates, if any, representing shares of the Portfolio; (i) reimbursements of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the Securities and Exchange Commission laws, and the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (j) allocable communications expenses with respect to investor services and all expenses of shareholders and directors meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (l) compensation for employees of the Fund.


                  DIVIDENDS, DISTRIBUTIONS AND TAXES


Each Portfolio will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. Each Portfolio will also distribute net realized capital gains, if any, once with respect to each year. Expenses of the Portfolios, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of a Portfolio will be made on the payment date at the net asset value determined on the record date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying the Transfer Agent in writing thirty days prior to record date.

Each Portfolio of The Crowley Portfolio Group, Inc. has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

Each  Portfolio  intends to distribute  substantially  all of its new investment income and net capital gains. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income may qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio's shareholders, and cannot exceed the gross amount of dividends received by a Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio if the Portfolio were a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

Distributions paid by a Portfolio from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in a Portfolio. A Portfolio does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the year declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

Each year, the Portfolio will mail you information on the tax status of the Portfolio's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Portfolio.

Each Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Account Registration Form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio

Additional information on tax matters relating to the Portfolio and their shareholders is included in the section entitled "Dividends, Distributions and Taxes" in the Statement of Additional Information.


                   DETERMINATION OF NET ASSET VALUE

The net asset value of a Portfolio share is determined by the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading from Monday through Friday and on which there is a purchase or redemption of a Portfolio's share. The net asset value is determined by the Fund by dividing the value of the Portfolio's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Portfolio, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Portfolio securities listed or traded on a securities exchange for which representative market quotations are available, will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Directors.

Money market securities with less than sixty days remaining to maturity when acquired by a Portfolio will be valued on an amortized cost basis by a Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

                        HOW TO PURCHASE SHARES

Shares of the Fund are offered for sale to the public through its Distributor at the public offering price thereof next computed after the receipt of both the purchase order by the Distributor, and payment for shares purchased by the Custodian. The public offering price is equal to the net asset value of the shares of a Portfolio. Net asset value per share of each Portfolio is determined as of the close of the New York Stock Exchange on each day when the Exchange is open for business and during which there is a sufficient degree of trading in a Portfolio's securities that the current net asset value of the shares might be materially affected by the changes in value of such securities but only when there has been a purchase or redemption of a Portfolio's share.

The minimum initial investment in the Fund is $5,000, and each subsequent investment must be not less than $1,000. The minimum amount may consist of a single investment in one Portfolio or an aggregate investment in any combination of the Portfolios. An investment by a spouse or parent may be combined with an investment of the other spouse or children to meet the minimum initial or subsequent investment limit. Further, an investment by a tax-qualified plan may be combined with a personal investment to meet the minimum initial or subsequent investment limit.

Investments in any Portfolio may be made by completing the application form and mailing it together with your check payable to The Crowley Portfolio Group, Inc., to:


        Crowley Securities
        3201-B Millcreek Road
        Suite H
        Wilmington, DE  19808

Subsequent investments may be made at any time (minimum additional investment $1,000) by mailing a check, payable to The Crowley Portfolio Group, Inc., to the Distributor at the above address. The Distributor may be reached at (302) 994-4700.


Investments in any Portfolio may also be made through  investment  dealers which have sales agreements with Crowley Securities, the principal underwriter of the Fund's shares. Such dealers should send the investor's Investment Application and payment for the shares to the Fund. Payment should be made by check. Purchase orders placed by dealers will be confirmed at the public offering price calculated next after receipt of the properly completed Investment Application and payment by Wilmington Trust, the Custodian. It is the responsibility of dealers to transmit purchase orders so that they will be received by the Custodian by 4:00 p.m. Eastern Standard Time. Orders received by Wilmington Trust after 4:00 p.m. Eastern Standard Time will be priced at the public offering price in effect at 4:00 p.m. Eastern Standard Time on the next business day. To date, Crowley Securities has not retained any selling dealers.


Each Portfolio reserves the right in its sole discretion: (i) to suspend the offering of its shares; and (ii) to reject purchase orders when in the best interest of the Portfolio.

Your purchase will be made in full and fractional shares of the Portfolio calculated to three decimal places. Shares are normally held in an open account for shareholders by each Portfolio, which will send to shareholders a statement of shares owned at the time of each transaction. Share certificates for full shares are, of course, available at any time by written request at no additional cost to the shareholder. No certificates will be issued for fractional shares.

                         HOW TO REDEEM SHARES


Shareholders may redeem all or a portion of their shares without charge on any day on which the Portfolios calculate their net asset values (see "Determination of Net Asset Value"). Redemptions of shares of each Portfolio of the Fund will be effective at the net asset value per share next determined after the receipt of a redemption request by the Transfer Agent, meeting the requirements described below. Written redemption requests should be submitted to: The Crowley Financial Group, Inc., 3201-B Millcreek Road, Suite H, Wilmington, DE 19808. Shareholders who have questions about a redemption should contact the Transfer Agent at (302) 994-4700, although all redemption requests must be in writing. The Portfolios normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven days of receipt of a redemption request in proper form.


A written redemption request to the Transfer Agent must: (i) identify the Portfolio and the shareholder's account number; (ii) state the number of shares to be redeemed; and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. A redemption request for an amount in excess of $5,000, or for any amount if for payment other than to the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees. The guarantor of a signature must be a national bank or trust company (not a savings bank), a member bank of the Federal Reserve System or a member firm of a national securities exchange. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at the numbers listed on the cover of this Prospectus.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Portfolio determines that its Custodian Bank has completed collection of the purchase check which may take up to 15 days from the purchase date. The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as defined by rules of the Commission, exists during which time the sale of Portfolio securities or valuation of securities held by the Portfolio are not reasonably practicable.

Each Portfolio also reserves the right to redeem an investor's account where the aggregate account is worth less than the minimum initial investment required when the account is established, presently $5,000. (The minimum initial investment may be divided between the Portfolios. Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to such redemption). The Portfolio will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to $5,000, and the Portfolio will not redeem an investor's account which is worth less than $5,000 solely on account of a market decline.

If the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment in cash, the Portfolio may pay the redemption price in whole or in part by distribution in-kind of securities from the Portfolio, within certain limits prescribed by the United States Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets into cash.

                             SPECIAL PLANS

Each Portfolio also offers its shares for use in certain Tax Sheltered (such as IRA, Keogh, 401(k) and 403(b)(7) plans) and Withdrawal Plans. Information on these Plans is available from the Portfolios' Distributor or by reviewing the Statement of Additional Information.

Exchange Privilege. Shareholders of a Portfolio may exchange all or part of their shares into any other Portfolio, at net asset value, with a maximum of two exchanges per calendar year. There is no fee for exchanges. Shares of a Portfolio are available only in states where such shares may lawfully be sold. The amount invested must equal or exceed the required minimum investment of the Portfolio which is purchased. A shareholder requesting an exchange will be sent a current prospectus and an exchange authorization form to authorize the exchange. To exchange shares, shareholders should contact the Portfolios' Distributor. Exchanges may not be made by telephone. The Fund retains the right to modify the terms of its exchange privilege or to terminate the privilege.

An exchange, for tax purposes, constitutes the sale of one Portfolio and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

                              PERFORMANCE


Total return data may from time to time be included in advertisements about the Portfolios.

"Total return" of a Portfolio of the Fund refers to the average annual compounded rates of return over certain periods that would equate an initial amount invested at the beginning of a stated period from which the maximum sales load is deducted, to the ending redeemable value of the investment. The Fund will provide total returns for the Portfolios for one, five and ten-year periods, as well as from inception. Nonstandardized total return quotations may also be presented for other periods, or to reflect voluntary expense limitations in effect for the Fund in question during the relevant period, or to reflect investment at reduced sales charge levels or net asset value. Any quotation of total return not reflecting the maximum sales charge, or which reflects any voluntary expense limitations, would be reduced if the maximum sales charge were used or Fund expenses were not voluntarily limited.


The Fund may also include the yield of The Crowley Income Portfolio, accompanied by its total return, in advertising and other written material. Yield will be computed by dividing the net investment income per share earned during a recent one-month period by the maximum offering price per share of the Portfolio (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period.

The Portfolios may also compare their investment performance to appropriate market indexes such as the S&P Index and to appropriate mutual fund indexes; they may advertise their ranking compared to other similar mutual funds as reported by industry analysts such as Lipper Analytical Services, Inc.

All data will be based on a Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in a Portfolio, and a Portfolio's operating expenses. Investment performance also often reflects the risk associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio to other mutual funds and other investment vehicles.

              MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The line graphs depicted below for The Crowley Growth and Income Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio, respectively, illustrate the performance of $10,000 in each Portfolio from November 30, 1989 to November 30, 1997 (April 3, 1995 to November 30, 1997 for %The Crowley Diversified Management Portfolio), as compared to certain broad-based indexes.

The Crowley Growth and Income Portfolio

     [Line graph and total return table appear here]

     The line graph illustrates the past performance of The Crowley Growth and Income Portfolio as compared to the Lipper Growth & Income Index. The chart illustrates that a $10,000 investment in November of 1989 would be worth $29,972 for the Lipper Growth & Income Index and $16,495 for The Crowley Growth and Income Portfolio through November 30, 1997. The average annual total return chart for The Crowley Growth & Income Portfolio appears next to the line graph. This chart illustrates that the average annual total return for The Crowley Growth and Income Portfolio was 8.08%, 7.11% and 6.47% for the one, five and since inception time periods, respectively.

     Source:  LIPPER ANALYTICAL SERVICE, INC.

The Crowley Growth and Income Portfolio ("T.C.G.P.") is an investment vehicle which seeks to achieve long term growth of capital and, secondarily, current income. The investment vehicles for this Portfolio are common stocks and fixed income investments. During times when the Advisor perceives that stock prices are fully valued for investment purposes, the Advisor will increase the percentage of fixed income investments. In the Advisor's judgment, this has been the case for most of the existence of the Portfolio, and the Advisor has chosen to invest in a balance of common stocks, preferred stocks, money market instruments and bonds, both U.S. government and corporate. During recent years, common stocks have comprised a smaller than anticipated portion of the Portfolio's assets.

During the fiscal year ended November 30, 1997, "T.C.G.P." had a total return of 8.08%. An index of funds which invest in predominately stocks and some bonds (the "Lipper Growth & Income Index") returned 23.56% for the same period. While it is difficult to determine the composition of each fund within the index, the Advisor would estimate that the average fund in the index had maintained a much higher stock exposure than that of "T.C.G.P." The historical balance of investments of "T.C.G.P." is more reflective of the Lipper Growth & Income Index than of a growth index, but the Portfolio also maintained a much larger cash and cash equivalent position than funds within the Lipper Growth and Income Index. The Advisor continues to believe that stocks are fully valued and that a correction is needed to make the risk-reward ratio of investing in stocks more attractive for the long term value investor. With interest rates at historically low levels, management believes that these overvaluations could continue for a longer period of time than normal.

For the five year period ended November 30, 1997, the market value of the "T.C.G.P." would have been $14,096 and $21,989 for the Lipper Growth & Income Index. Since inception, "T.C.G.P." produced an investment value of $16,979, while the investment value for the Lipper Growth & Income Index would have been $29,972. The Advisor attributes the difference in investment value to the conservative management philosophy of the advisor and the continuance of an overextended stock market cycle.

The Crowley Income Portfolio

     [Line graph and total return table appear here]

     The line graph illustrates the past performance of The Crowley Income Portfolio as compared to both the Lipper Short A Index and the Lipper Corporate A Index. The chart illustrates that a $10,000 investment in November of 1989 would be worth $17,277 for The Crowley Income Portfolio, $18,931 for the Lipper Corporate A Index and $16,957 for the Lipper Short A index through November 30, 1997. The average total return chart for The Crowley Income Portfolio appears next to the line graph. This chart illustrates that the average annual total return for The Crowley Growth
     Portfolio was 7.34%, 5.94% and 7.09% for the one, five, and since inception time periods, respectively.

     Source: LIPPER ANALYTICAL SERVICE, INC.





The objective of the Crowley Income Portfolio ("T.C.I.P.") is to maximize current income, consistent with prudent risk. The Portfolio has the flexibility to invest in several types of fixed income vehicles but the majority of its investments must be by definition investment grade, which means they must be in one of the four top ratings of certain nationally recognized statistical rating organizations. (See "Risk Factors-Fixed-Income-Securities"). Since inception, "T.C.I.P." has invested almost exclusively in high quality corporate bonds, government and government agency bonds. By investing in such bonds, the Portfolio has been able to reduce its exposure to the risk of default by any one issuer. Over the eight years of operations, the Portfolio has not held any securities that have defaulted or missed a coupon payment.

A second area of risk management has been through the use of maturity length. Over the past eight years, the Advisor has taken a short to intermediate approach to maturities. By selecting bonds which mature or are callable in several years, the Advisor attempts to control the price volatility of investments within the Portfolio. This should add an element of downside risk protection in the event that interest rates were to rise.

As of November 30, 1997, the dollar weighted average maturity was 10.3 years, as compared to 10.5 years as of November 30, 1996. The Advisor has continued to maintain an investment position in preferred stocks. "T.C.I.P." had a total return of 7.34% for the fiscal year ended November 30, 1997. By comparison, the Lipper Investment Grade Bond Index (Corporate A) had an investment return of 7.07% for the same period. The Lipper Short Investment Grade Bond Index (Short
A) had an investment return of 5.55%. Both indices may be comparable to the Portfolio, depending on maturity and duration during a given period.

For the five year period ended November 30, 1997, the investment value for the Short A would have been $13,234, the Corporate A would have been

$14,408, while the "T.C.I.P." produced an investment value of $13,347. Since inception, "T.C.I.P." produced an investment value of $17,277, while the Corporate A would have been $18,931 and $16,957 for the Short A. Over the first six years, the Advisor continued to maintain a shorter weighted average maturity and has over the last two years increased the weighted average maturity. During the first six years the weighted average maturity was more similar to that of a Short A index and currently reflects more of a Corporate A index.

The Crowley Diversified Management Portfolio

     [Line graph and total return table appear here]

     The line graph illustrates the past performance for The Crowley Diversified Management Portfolio as compared to the Lipper Growth Index. The chart illustrates that a $10,000 investment in April of 1995 would have been worth $13,614 for The Crowley Diversified Management Portfolio and $18,269 for the Lipper Growth Index through November 30, 1997. The average return chart for the one year period and inception to November 30, 1997 for The Crowley Diversified Management Portfolio appears next to the line graph. The Fund's average total return for the one year and since inception time periods was 11.64 and 12.19%.

Source: LIPPER ANALYTICAL SERVICE, INC.

The Crowley Diversified Management Portfolio ("T.C.D.M.") seeks high total return consistent with reasonable risk. The Portfolio invests primarily in shares of other registered investment companies. Since inception in April of 1995, "T.C.D.M." had an investment value of $13,614. There is not a readily available index for similar portfolios, which might be labeled "Flexible Portfolio Funds Index", so management has chosen to compare the Lipper Growth Index as the broad based index with which to compare "T.C.D.M." During the same period, (April 3, 1995 to November 30, 1997), the index would have produced an investment value of $18,269. During the fiscal year ended November 30, 1997, "T.C.D.M." had a total return of 11.64%. The Lipper Growth Index would have had a total return of 23.65%. At year end "T.C.D.M." had investments in 35 mutual funds in 12 different fund groups. The greatest weighting was that of the Growth/Income category (17.07%), followed by Growth (14.16%), Aggressive Growth (10.82%), Small Company (10.19%), Corporate High-Yield (7.18%), Balanced (5.84%), Income - Equity (5.52%), and Corporate - Investment Grade (2.11%). The International portion of the Portfolio was at 19.98% as of November 30, 1997. Management, over the next several years, intends to increase the number of different companies to approximately 50, while continuing to stay close to fully invested.

                               APPENDIX

         INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS
                        Convertible Securities

Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

                          Foreign Investments

The Crowley Diversified Management Portfolio (the "Portfolio") may invest in certain underlying funds which invest all or a portion of their assets in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunity and risk not typically associated with investing in U.S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors;
(11)  difficulty  in enforcing  legal rights  outside the U.S.;  and (12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

                     Foreign Currency Transactions

Foreign securities in which the underlying funds invest are subject to currency risk, (i.e, the risk that the U.S. dollar value of these securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.) To manage this risk and facilitate the purchase and sale of foreign securities, these underlying funds may engage in foreign currency transactions involving the purchase and sale of forward foreign currency exchange contracts. Although foreign currency transactions will be used primarily to protect the underlying funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and the underlying funds' total return could be adversely affected.

                           Futures Contracts

An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained, and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

                     Options on Futures Contracts

A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

As with options on securities, the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts as described above.

                          Options Activities

An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent for the securities on which the fund has written puts or calls or for other securities acceptable for such escrow, so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

                                Hedging

An underlying fund may employ many of the investment techniques described in this APPENDIX not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices or purchase and sell stock index futures and related options to hedge against market wide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.


                              Junk Bonds


Bonds which are rated BB and below by Standard & Poor's and Ba and below by Moody's (See "RISK FACTORS - Fixed-income Securities" for a more detailed explanation of bond ratings) are commonly known as "junk bonds." Investing in junk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments.


Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of junk bonds have been found to be less sensitive to interest rate changes than more highly rated investments but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bonds prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of junk bonds defaults, a fund may incur additional expenses to seek recovery. In the case of junk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

The use of credit ratings as the sole method of evaluating junk bonds can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of junk bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

                  Illiquid and Restricted Securities

An underlying fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("illiquid securities") including securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by the Portfolio) could decline.

                        Industry Concentration

An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

                      Leverage through Borrowing

An underlying fund may borrow up to 33 1/3% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

                     Loans of Portfolio Securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                          Master Demand Notes

Although the Portfolio itself will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value plus accrued interest at any time.

                         Repurchase Agreements

Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

                              Short Sales

An underlying fund may sell securities short. In a short sale, a fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out.

The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between: (a) the market value of the securities sold short at the time they were sold short; and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that: (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short; and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

                               Warrants

An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities.
Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

INVESTMENT ADVISOR
Crowley & Crowley Corp.
3201-B Millcreek Road
Suite H
Wilmington, DE  19808

DISTRIBUTOR
Crowley Securities
3201-B Millcreek Road
Suite H
Wilmington, DE  198108

TRANSFER AGENT
The Crowley Financial Group, Inc.
3201-B Millcreek Road
Suite H
Wilmington, DE  19808


CUSTODIAN
Wilmington Trust Company
Rodney Square North
Wilmington, DE  19890

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


AUDITORS
Tait, Weller & Baker
Eight Penn Center
Suite 800
Philadelphia, PA  19103

                              The Crowley Portfolio Group, Inc.
                              Prospectus
                              March 30, 1998

Contents                                                Page
Expenses of the Portfolios . . . . . . . . . . . . . .
Highlights . . . . . . . . . . . . . . . . . . . . . .
Financial Highlights . . . . . . . . . . . . . . . . .
Investment Objectives and Policies
   of Each Portfolio . . . . . . . . . . . . . . . . .
Risk Factors . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . .
Capital Stock. . . . . . . . . . . . . . . . . . . . .
Management of the Fund . . . . . . . . . . . . . . . .
Distribution of Shares . . . . . . . . . . . . . . . .
Custodian. . . . . . . . . . . . . . . . . . . . . . .
Transfer and Dividend Disbursing Agent . . . . . . . .
General Operations . . . . . . . . . . . . . . . . . .
Dividends, Distributions and Taxes . . . . . . . . . .
Determination of Net Asset Value . . . . . . . . . . .
How to Purchase Shares . . . . . . . . . . . . . . . .
How to Redeem Shares . . . . . . . . . . . . . . . . .
Special Plans. . . . . . . . . . . . . . . . . . . . .
Performance. . . . . . . . . . . . . . . . . . . . . .
Management's Discussion of Fund Performance. . . . . .
Appendix . . . . . . . . . . . . . . . . . . . . . . .

                THE CROWLEY PORTFOLIO GROUP, INC.



    STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 1998







      3201-B Millcreek Road, Suite H, Wilmington, DE  19808

       The Distributor may be telephoned at (302) 994-4700






A copy of the Prospectus of The Crowley Portfolio Group, Inc. (the "Fund") is available without charge upon written request to the Fund.

The Fund is an open-end diversified investment company currently offering three series of shares: The Crowley Growth and Income Portfolio (formerly, The Crowley Growth Portfolio; see "Investment Objectives and Policies of Each Portfolio - The Crowley Growth and Income Portfolio" in the Fund's prospectus), The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each, a "Portfolio"). The shares of each Portfolio may be purchased or redeemed at any time. Purchases will be effected at the public offering price and redemptions will be effected at net asset value next computed after the receipt of the investor's request.

The objective of The Crowley Growth and Income Portfolio is long-term growth of capital for investors, with the secondary objective being current income. The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk (i.e. reasonable risk to principal). The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE FUND'S PROSPECTUS DATED MARCH 30, 1998. RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                        TABLE OF CONTENTS

                                                             Page

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . .
     Money Market Securities . . . . . . . . . . . . . . . . . .
     Foreign Investments . . . . . . . . . . . . . . . . . . . .
     Investment Company Securities . . . . . . . . . . . . . . .
     Portfolio Turnover. . . . . . . . . . . . . . . . . . . . .

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .

INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . .

ALLOCATION OF PORTFOLIO BROKERAGE. . . . . . . . . . . . . . . .

TRANSFER AGENCY FUNCTION . . . . . . . . . . . . . . . . . . . .

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . .
     Tax-Sheltered Retirement Plans. . . . . . . . . . . . . . .

OFFICERS AND DIRECTORS OF THE FUND . . . . . . . . . . . . . . .

OWNERSHIP OF SECURITIES. . . . . . . . . . . . . . . . . . . . .

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .
     Audits and Reports. . . . . . . . . . . . . . . . . . . . .
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . .

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . .

PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . . .
     Comparisons and Advertisements. . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . .

               INVESTMENT OBJECTIVES AND POLICIES

Each Portfolio seeks to achieve its objective by making investments selected in accordance with the Portfolio's investment restrictions and policies. Each Portfolio will vary its investment strategy to achieve its objective, as described in the Portfolio's prospectus. This Statement of Additional Information contains further information concerning the techniques and operations of each Portfolio, the securities in which it will invest, and the policies it will follow.

Money Market Securities
Although The Crowley Growth and Income Portfolio (formerly, The Crowley Growth Portfolio) intends to invest in common stocks and common stock equivalents, The Crowley Income Portfolio will primarily invest in debt securities, dividend-paying stocks and preferred stocks; The Crowley Diversified Management Portfolio concentrates its investments in shares of registered investment companies. Each Portfolio may invest its assets directly in money market securities whenever deemed appropriate by the advisor to achieve the Portfolio's investment objective. It may invest, without limitation, in such securities for temporary defensive purposes.

Securities issued or guaranteed as to principal and interest by the United States government ("Government Securities") include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than five years. The Portfolios will only acquire Government Securities which are supported by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. The Portfolios' direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days) which are less affected by price fluctuations than those with longer maturities.

Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers' acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan

Insurance Corporation having a net worth of at least one hundred million dollars
("Domestic   Banks")  and  domestic   branches  of  foreign  banks  (limited  to
institutions having total assets not less than $1 billion or its equivalent).

Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal thereof payable on demand or having a maturity likewise limited.

Under a repurchase agreement the Portfolio acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such debt instrument at a fixed price. The Portfolio will enter into repurchase agreements only with banks which are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market-makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York and, in either case, only where the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the U.S. A repurchase agreement may also be viewed as the loan of money by the Portfolio to the seller. The resale price specified is normally in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Portfolio is invested in the agreement and may not be related to the coupon rate on the underlying security. The term of these repurchase agreements will usually be short (from overnight to one week) and at no time will a Portfolio invest in repurchase agreements of more than sixty days. The securities which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement. A Portfolio will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Portfolio under each agreement at its maturity, and the Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Portfolio may be delayed or limited. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's net assets would be invested in such repurchase agreements together with any other illiquid assets.

Foreign Investments
The Portfolios have the authority to invest up to 5% of their respective assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs") for securities of foreign issuers, and the authority to invest an additional 5% of their respective assets in sponsored or unsponsored American Depository Receipts only. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. These securities are not denominated in the same currency as their underlying securities, but rather in U.S. dollars. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and therefore there may not be a correlation between such information and the market value of unsponsored ADRs. Investment in foreign issuers, directly or through ADRs, involves certain risks which are in addition to the usual risks inherent in domestic investments. Such risks include the fact that there may be less publicly available information about foreign companies, and such companies are generally not subject to uniform accounting, auditing and financial reporting standards.

Investment Company Securities
Each investment company in which The Crowley Diversified Management Portfolio invests will be a registered investment company, and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Advisor believes that such investment companies provide a sound foundation upon which to base an investment portfolio. By investing in a broad spectrum of such companies the Portfolio hopes to benefit from the collective research and analysis of many experienced investment personnel.

There are many types of investment companies. All maintain portfolios which are generally liquid, but can be composed of different kinds of securities and involve different objectives. Such companies may seek only income, only appreciation, or various combinations of these. They may invest in money market securities, short or long-term bonds, dividend producing stocks, tax-exempt municipal securities, or a variety of other instruments. They may seek speculative or conservative investments ranging from securities issued by new companies to securities issued by "blue- chip" companies. An investment company which has a policy of holding 80% of its assets in debt securities maturing in thirteen months or less, or which holds itself out as a "money market fund," will be treated as a money market fund by the Portfolio.

The Portfolio's investment advisor will be responsible for monitoring and evaluating these kinds of factors to select investment company fund securities for the Portfolio in accordance with the policies and techniques described in the prospectus.

The Portfolio, by investing in shares of investment companies, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Portfolio. Thus, the Portfolio's investors will indirectly pay higher total operating expenses and other costs than they would pay by owning the underlying investment companies directly. The Portfolio attempts to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower costs and expenses than other investment companies. There can be no assurance that this result will be achieved.

Investment decisions by the investment advisors of the underlying funds are made independently of the Portfolio and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose.

The Portfolio expects that it will select the investment companies in which it will invest based, in part, upon an analysis of the past and projected performance and investment structure of the investment companies. However, the Portfolio must consider other factors in the selection of investment companies. These other factors include the investment company's size, shareholder services, liquidity, investment objective and investment techniques, etc. The Portfolio will be affected by the losses of its underlying investment companies, and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements, quality standards, or lending of securities) and has no control over the risks taken by such investment companies. The Portfolio can also elect to redeem (subject to the 1% limitation discussed in the Portfolio's prospectus) its investment in an underlying investment company (or sell it if the company is a closed-end one) if that action is considered necessary or appropriate.

Portfolio Turnover
It is not the policy of the Portfolios to purchase or sell securities for short-term trading purposes, but each Portfolio of the Fund may sell securities to recognize gains or avoid potential for loss. A Portfolio of the Fund will, however, sell any portfolio security (without regard to the time it has been
held)  when  the   investment   advisor   believes   that   market   conditions,
credit-worthiness factors or general economic conditions warrant such a step. The Fund presently estimates that the annualized portfolio turnover rates for The Crowley Growth and Income Portfolio, The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio generally will not exceed 150%, 100% and 200%, respectively. High portfolio turnover (100% or more) will involve additional transaction costs (such as brokerage commissions or sales charges or adverse tax effects) which are borne by the respective Portfolio. (See "Dividends, Distributions and Taxes" in the prospectus.) For the fiscal years ended November 30, 1995, 1996 and 1997, the portfolio turnover rates for The Crowley Growth and Income Portfolio were 118.08%, 182.41% and 70.22%, respectively, and for The Crowley Income Portfolio were 31.60%, 66.18% and 22.81%, respectively. For the period beginning April 3, 1995 (commencement of operations) through November 30, 1995 and fiscal years ended November 30, 1996 and 1997, the portfolio turnovers for the Crowley Diversified Management Portfolio were 0%, 20.69%, and 0%, respectively.


                     INVESTMENT RESTRICTIONS

In addition to those set forth in the Fund's current Prospectus, the Fund has adopted the Investment Restrictions set forth below for each Portfolio, which are fundamental policies and cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of each Portfolio means the affirmative vote of the lesser of: (i) more than 50% of the outstanding shares of the Portfolio; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

     (1)  issue senior securities;

     (2) engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (3) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

     (4) invest for the purpose of exercising control or management of another company;

     (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which invest in or sponsor such programs;

     (6) concentrate (invest 25% or more of the value of its assets) its investments in any industry (this restriction does not apply to The Crowley Diversified Management Portfolio with respect to registered investment companies);

     (7) make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

With the exception of investment restriction (f) in the Fund's Prospectus relating to borrowing, so long as percentage restrictions are observed by each Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.


                       INVESTMENT ADVISOR

The Management Contract for The Crowley Growth and Income Portfolio (formerly, The Crowley Growth Portfolio) and The Crowley Income Portfolio became effective on December 6, 1989 for an initial term of two years. Shareholders of the Fund approved those Management Contracts on November 29, 1990. The Management
Contract for The Crowley Diversified Management Portfolio initially became effective on April 1, 1995. The Management Contracts are initially effective for a two-year term, and, thereafter, continue in effect from year-to-year only if such continuance is approved annually by either: (i) the Portfolio's Board of Directors; or (2) by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Fund and, in either case, by the vote of a majority of the directors who are not parties to the Management Contract or interested persons (as such term is defined in the Investment Company Act of 1940, as amended) of any party to the Management Contract, voting in-person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time without penalty by: (i) the Fund's Board of Directors; or
(ii) by a majority vote of the outstanding shares of the Fund, or by the Investment Advisor, in each instance on not less than 60 days' written notice and shall automatically terminate in the event of its assignment.

The management fees for each Portfolio are paid monthly at the annual rate of 1.00%, 0.60% and 1.00% of the average daily net assets of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, respectively.

For the fiscal years ended November 30, 1995, 1996 and 1997, the adviser received fees of $60,261, $66,981 and $66,416, respectively, for The Crowley Growth and Income Portfolio and $46,815, $55,642 and $55,578, respectively, for The Crowley Income Portfolio. With regard to The Crowley Diversified Management Portfolio, for period beginning April 3, 1995 (commencement of operations) to November 30, 1995 and the fiscal years ended November 30, 1996 and 1997 the adviser received fees of $4,534,

$12,059 and $19,044, respectively.

The officers and directors of The Crowley Portfolio Group, Inc. and their positions held with the Fund are as follows: Robert A. Crowley, President and Treasurer; Frederick J. Crowley, Jr., Vice President and Secretary; Catherine C. Crowley, Assistant Secretary and Assistant Treasurer.

                           DISTRIBUTOR

Pursuant to the Fund's Distribution Agreement, the expenses of printing all sales literature, including prospectuses used as sales material, are to be borne by the Distributor. The Distribution Agreement for each Portfolio provides that it will continue in effect from year-to-year only so long as such continuance is specifically approved at least annually by either the Fund's Board of Directors or by a vote of a majority of the outstanding voting securities of the respective Portfolio of the Fund and, in either case, by the vote of a majority of the Fund's disinterested directors, voting in-person at a meeting called for the purpose of voting on such approval. The Agreement will terminate automatically in the event of its assignment. Under the Distribution Agreement, the Distributor is the exclusive agent for the Portfolio's shares, and has the right to select selling dealers to offer the shares to investors.


                ALLOCATION OF PORTFOLIO BROKERAGE

The Crowley Portfolio Group, Inc., in effecting the purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the Investment Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: Information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments. The Fund's Investment Advisor may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Investment Advisor in connection with the Fund. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

The Investment Advisor is responsible for making the Fund's portfolio decisions subject to instructions described in the prospectus. The Board of Directors may, however, impose limitations on the allocation of portfolio brokerage. For the fiscal years ended November 30, 1995, 1996 and 1997, aggregate brokerage commissions for The Crowley Growth and Income Portfolio amounted to $9,232, $14,393 and $5,117, respectively and for The Crowley Income Portfolio, commissions amounted to $250, $515 and $0, respectively. For the period beginning April 3, 1995 (commencement of operations) to November 30, 1995, and the fiscal years ended November 30, 1996 and November 30, 1997, aggregate brokerage commissions for The Crowley Diversified Management Portfolio amounted to $0, $0 and $0, respectively.


                    TRANSFER AGENCY FUNCTION

The Crowley Financial Group, Inc. ("CFG") serves as the Fund's transfer agent, dividend disbursing agent and redemption agent for redemptions, performing all the usual or ordinary services required, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purposes and redemption of the Fund's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Fund's shares and causing redemption of shares for and disbursements of proceeds to withdrawal plan stockholders. CFG is under common control with the Advisor and the Distributor and, as compensation for its services, receives an asset-based fee.


                       PURCHASE OF SHARES

The shares of each Portfolio of the Fund are continuously offered by the Distributor. Orders will not be considered complete until receipt by the Distributor of a completed account application form, and receipt by the Custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value (based upon valuation procedures described in the prospectus) as of the close of business of the business day on which the completed order is received, normally 4:00 p.m. Eastern Standard Time. Completed orders received by the Fund after 4:00 p.m., Eastern Standard Time will be confirmed at the next day's price.

Tax-Sheltered Retirement Plans
Shares of each Portfolio of the Fund are available to all types of tax-deferred retirement plans including IRA's, Keogh Plans and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions.

Individual Retirement Accounts (IRA) -- Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to a separate account to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension- IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax-qualified retirement plan trust.

If you have received a lump sum distribution from another qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits, you can continue to defer Federal income taxes on your lump sum contribution and on any income that is earned on that contribution.

Keogh Plans for Self-Employed -- If you are a self-employed individual, you may establish a Self-Employed Retirement (Keogh) Plan and contribute up to the maximum amounts permitted for your plan under current tax laws. Under a Defined Benefit Keogh Plan, you may establish a program with a specific amount of retirement income as your objective. The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular Keogh Plan.

Tax-Sheltered Custodial Accounts -- If you are an employee of a public school, state college or university, or a nonprofit organization exempt from tax under
Section 501(c)(3) of the Internal Revenue Code, you may be eligible to make contributions into a custodial account (pursuant to section 403(b)(7) of the IRC) which invests in Fund shares. Such contributions, to the extent that they do not exceed certain limits, are excludable from the gross income of the employee for federal income tax purposes.

How to Establish Retirement Accounts -- All the foregoing retirement plan options require special plan documents. Please call us to obtain information regarding the establishment of retirement plan accounts. In the case of IRA and Keogh Plans,

Delaware Charter Guarantee and Trust Company acts as the plan custodian and charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.


               OFFICERS AND DIRECTORS OF THE FUND

The directors and principal executive offers and their principal occupations for the past five years are listed below.

                                   Positions Held           Principal Occupation(s) During
Name, Address and Age              with the Fund            the Past Five Years

*Robert A. Crowley (39)            President, Treasurer
3201-B Millcreek Road              and Director
Wilmington, DE 19808                                        Vice President, Crowley & Crowley Corp. (financial
                                                            planning and registered investment advisor)
                                                            (formerly Crowley Planning & Management Corp.)
                                                            from November, 1986 until present; Vice President,
                                                            The Crowley Financial Group, Inc. (financial
                                                            management firm and transfer agent) from February,
                                                            1990 to present; Vice President, Crowley Real
                                                            Estate Services, Inc. from September, 1986 until
                                                            present; General Partner, Crowley Securities
                                                            (registered broker-dealer) from February, 1985
                                                            until present; Partner, Crowley Insurance,
                                                            (insurance brokerage) July, 1986 until present.

*Frederick J. Crowley, Jr.         Vice President,
(41)                               Secretary, and
3201-B Millcreek Road              Director
Wilmington, DE 19808                                        President, Crowley & Crowley Corp. (financial
                                                            planning and registered investment advisor)
                                                            (formerly Crowley Planning and Management Corp.)
                                                            from November, 1986 until present; President and
                                                            Treasurer, The Crowley Financial Group, Inc.
                                                            (financial management firm and transfer agent)
                                                            from February, 1990 to present; Vice President,
                                                            Crowley Real Estate Services, Inc. (real estate
                                                            brokerage) from September, 1986 until present;
                                                            General Partner, Crowley Securities (registered
                                                            broker-dealer) from February, 1985 until present;
                                                            Partner, Crowley Insurance (insurance brokerage)
                                                            July, 1985 until present.

William O. Cregar (72)             Director
4556 Simon Road
Wilmington, DE 19803                                        Retired. Formerly Security Director, E.I. duPont
                                                            de Nemours & Co., until December, 1990.



Bruce A. Humphries (50)            Director, Operations
2 Radburn Lane
Newark, DE 19711                                            Senior Management,
                                                            Data International, Inc.

Daniel J. Piscitello (56)          Director
3933 Branches Lane
Doylestown, PA 18901                                        Director of Creative Services, Lenox Collections,
                                                            1986 to Present.

Peter Veenema (48)                 Director
1211 Norbee Drive
Wilmington, DE 19803                                        Senior Research Engineer, E.I. duPont de Nemours,
                                                            1989 to Present.

Catherine Crowley (62)             Assistant Secretary &
3201-B Millcreek Road              Assistant Treasurer
Wilmington, DE 19808                                        Office Manager, Crowley & Crowley Corp. (financial
                                                            planning and advisor) (formerly Crowley Management
                                                            Corp.); Secretary, The Crowley Financial Group,
                                                            Inc. (financial management firm and transfer
                                                            agent) from February, 1990 to
                                                            present.

___________________
*"Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act")

     The officers conduct and supervise the daily business operations of the Fund, while the directors, in addition to functions set forth under "Advisor" and "Distributor" review such actions and decide on general policy. Compensation to officers and directors of the Fund who are affiliated with the Investment Advisor or the Distributor is paid by the Investment Advisor or the Distributor, respectively, and not by the Fund. Each non-affiliated director of the Fund received $1,500 for the fiscal year ending November 30, 1997. Robert A. Crowley and Frederick J. Crowley, Jr. are brothers, and the sons of Catherine C. Crowley.


                                                                                          (5)
                                                                                          Total
                                                  (3)                                     Compensation
                                                  Pension or                              from
                              (2)                 Retirement          (4)                 Registrant
                              Aggregate           Benefits            Estimated           and Fund
(1)                           Compensation        Accrued as          Annual              Complex Paid
Name of                       from                Part of Fund        Benefits Upon       to
Person, Position              Registrant          Expenses            Retirement          Directors*
Robert A. Crowley,
President,
Treasurer and
Director                           $0                  $0               $0                $0

Frederick J.
Crowley, Jr., Vice
President,
Secretary and
Director                           $0                  $0               $0                $0

William O. Cregar,
Director                       $1,500                  $0               $0            $1,500

Bruce A.
Humphries,
Director                       $1,500                  $0               $0            $1,500

Daniel J.
Piscitello,
Director                       $1,500                  $0               $0            $1,500

Peter Veenema,
Director                       $1,500                  $0               $0            $1,500

* The "Fund Complex" presently consists of three investment companies, each an individual series of the Registrant.


                      OWNERSHIP OF SECURITIES

As of February 28, 1998, the directors and officers of the Fund owned beneficially, in the aggregate, 9.6%, 6.0% and 5.8%% of the shares outstanding of The Crowley Growth and Income Portfolio, The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, respectively.

As of the same date, the following individuals owned greater than five percent (5%) of a Portfolio of the Fund:


Portfolio                    Shareholder/Address      % of Portfolio
--------------------------------------------------------------------
The Crowley Income           Ronald Cooney                  9.5
  Portfolio                  Wilmington, DE


Portfolio                    Shareholder/Address      % of Portfolio
--------------------------------------------------------------------
The Crowley Diversified      Albert R. and                  8.8
Management Portfolio         Patricia A. Forster
                             Glendale, AZ

                             David J.                       7.6
                             Brenda B. Jones
                             Lewis, DE

Portfolio                    Shareholder/Address      % of Portfolio
--------------------------------------------------------------------
The Crowley Growth           William O. and                 5.5
and Income Portfolio         Elynor K. Cregar
                             Wilmington, DE

                             Joyce B. Boylen                5.6
                             Wilmington, DE

                             Albert R. and                  6.5
                             Patricia A. Forster
                             Glendale, AZ


                        GENERAL INFORMATION


Audits and Reports
The accounts of the Fund are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the shareholders. Shareholders receive semi-annual and annual reports of the Fund including the annual audited financial statements and a list of securities owned.

Custodian
The Fund has retained Wilmington Trust Company, Rodney Square North, Wilmington, DE 19890 (the "Custodian Bank"), to act as custodian of the securities and cash of the Fund.


                 DIVIDENDS, DISTRIBUTION AND TAXES

     The Funds' investments in options and futures contracts are subject to many complex and special tax rules. For example, over-the-counter options on debt and equity securities will generally produce a long-term or short-term capital gain or loss upon exercise, lapse, or closing out of the option or sale of the underlying stock or security. By contrast, the Fund's positions in put or call options (including options it has written as well as options it has purchased) which are "listed" (traded on or subject to the rules of a qualified board of Exchange) and which include non-equity options, regulated futures contracts and options on futures contracts will be required to be "marked to market" at the end of the Fund's fiscal year -- that is, treated as closed out or sold at their fair market value -- for Federal income tax purposes. This means that the unrealized appreciation or depreciation in such positions will be treated as having been realized on that date. Sixty percent of such gain or loss and sixty percent of any gain or loss from the actual closing out or exercise of such positions, will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. In addition, on the stipulated expiration date sixty percent of any gain realized on the expiration of a listed option which the Fund has written and sixty percent of any loss realized on the expiration of such an option it has purchased will also be treated as long-term capital gain or loss, as the case may be, and the balance as short-term capital gain or loss. Under legislation pending in technical corrections to the 1997 Act, the 60% long-term capital gain portion will qualify as 20% rate gain and will be subject to tax to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, or at a maximum rate of 10% for investors in the 15% federal income tax bracket.

     Section 1092 of the Code may affect the taxation of options on securities, futures contracts and options on futures contracts. Section 1092 defines a "straddle" as offsetting positions with respect to personal property. A position in personal property is generally defined as any interest, including an option, in personal property. A position in personal property, therefore, includes a debt security and an option written on, or a futures contact to sell, a debt security. Section 1092 generally provides that in the case of a straddle, any loss from the disposition of a position in the straddle can be deducted only to the extent that the loss exceeds the unrealized gains on any offsetting straddle position.

For example, if the Fund enters into a straddle consisting of U.S. Treasury bond and a purchased put with respect to such bond, any loss realized from a closing purchase transaction with respect to the put can be recognized only to the extent that such loss exceeds any unrealized gain on the underlying bond.
Section 1092 also exceeds any unrealized gain on the underlying bond. Section 1092 also provides that "wash sale" rules are applicable to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period as are "short sale" rules which could (i) eliminate or stop the Fund's holding period in a security, and (ii) convert losses arising from the disposition of an option or futures position from short-term to long-term when a hypothetical sale of the underlying security on the date of entry into the option or futures position would have given rise to a long-term capital gain. Management will manage the Fund so as to take into account Section 1092 and IRS ***** MISSING LANGUAGE ****

current income may, under certain circumstances, be adversely affected.

     If such a put or call option or futures contract is part of a "mixed straddle," as defined in the IRC, however, the Fund may be able to make an election under Section 1256(d) of the IRC under which the mark to market and 60/40 rules and the straddle rules of Section 1092 will be inapplicable in whole or in part to positions within the straddle. If a Section 1256(d) election is made and a call or put option the Fund has written lapses, the Fund will recognize a short-term capital gain for Federal income tax purposes. If a call option the Fund has written is exercised and the Fund makes such an election, the Fund will realize a capital gain or loss (long-term or short-term, depending on the Fund's holding period in the underlying security) from the sale of the underlying security and the proceeds from such sale will be increased by the premium originally received. Also, in such case, if a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. If the Fund terminates its obligation under an option it has written by entering a closing purchase transaction and it makes such an election it will recognize a short-term gain or loss measured by the difference between the price it has to pay to close the option position and the premium it received for writing the option. This election would also apply to options purchased and futures contracts entered into by the Fund. A Section 1256(d) election could result in an increase in distributions or ordinary income (relative to long-term capital gains) to shareholders.

     In the case of another election the Fund may make, the Fund may set up one or more mixed straddle accounts comprising all or some positions held by the Fund that are required to be "marked to market" as described above (called "Section 1256 contracts"), and all positions offsetting such positions. In such a case, the Fund will mark each such position to market on a daily basis, compute the net Section 1256 contract gain or loss and net non-Section 1256 contract gain or loss for the account, and the "daily account net gain or loss" for each account. Any daily account net gain or loss attributable to a net non-Section 1256 gain or loss attributable to net Section 1256 contract gain or loss, and forty percent short-term capital gain or loss, with corresponding basis adjustments. Such daily account net gains and losses will be netted on an annual basis as will the annual account net gains and losses for all mixed straddle accounts; however, no more than fifty percent of the total annual account net gain for a taxable year shall be treated as long-term capital gain, and no more than forty percent of the total annual account net loss for a taxable year shall be treated as short-term capital loss.

     Yet a third election the Fund may make would enable it to identify separately those mixed straddles with respect to which it chooses to offset gains and losses before applying "60/40 treatment" to the net amount of any gains or losses attributable to Section 1256 contracts.

     Section 1233 of the IRC provides generally for the gain and loss consequences of short sales. Such gains and losses are capital gains and losses to the extent the property used to close the short sale constitutes a capital asset of the Fund (which will always be the case under the Fund's method of investment). Section 1233 establishes those rules for determining holding period of securities involved in short sales and whether the capital gain or loss on short sales is long term and short term. Under Rule one, if at the time of a short sale, the Fund has not held short term securities "substantially identical" to the securities sold short [for a period longer than the short time holding period], then any gain realized on the closing on the short sale is short term regardless of the length of time the sale was open or the period for which the securities used to close the sale were held. Rule two provides that the holding period of any securities "substantially identical" to the securities sold short, which were short term at the time of the short sale or required thereafter and before its closing, begins on the earlier of: (a) the date the short sale is closed; and (b) the date such other acquired securities are sold or otherwise disposed of. Rule one applies only to the extent gain is realized; Rule two applies in gain or loss situations. Rule three provides that when at the time of a short sale the Fund holds securities long term which are "substantially identical to those sold short, any loss resulting from the closing of the short sale is a long term loss regardless of the holding period of the securities used to close the transaction are not in excess of the substantially identical securities in the order of acquisition and only to the extent they do not exceed the quantity sold short. The term "substantially identical" in the case of securities has the same meaning as in Section 1091 of the IRC dealing with "wash sales".

     A holder of a zero coupon Treasury security will receive no case payment of interest prior to maturity; it will be required for federal income taxes purposes to include an imputed amount of interest income on its investment income calculations each year a particular zero coupon Treasury security is held. In general, this income computation will be based upon the "effective interest" method of calculation. This method results in the reporting of income in increasing amounts each year and in reduced net investment income on a present value basis when compared to the (former) "straight-line" method. The straight-line computation of interest simply allocates the total discount equally over all periods during which the obligation will exist.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same property, 2) enters into an offsetting notional principal contact, or 3) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as providing in Treasury regulations to be published. There are also certain expectations that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Distributions paid to shareholders by the Fund of ordinary income and short-term capital gains arising from the Fund's investments, including investments in options, forwards, and futures contracts, will be taxable as ordinary income. The Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules.

     Since it is the Fund's policy to meet the requirements of Subchapter M of the IRC of 1986, and accordingly distribute to its shareholders at least 90% of the income, the Fund may be required to pay out as a dividend each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions will be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Advisor will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gain from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     Under the 1997 Act, the Fund is required to report the capital gain of portfolio securities using the following categories:

     "28% rate gains": gains resulting from securities sold by the Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and securities sold by the Fund before May 7, 1997 that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 28%.

     "20% rate gains": gains resulting from securities sold by the Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule, securities sold by the Fund between May 7 and July 28, 1997 (inclusive) that were held for more than one year. These gains will be taxable to individual investors at a maximum rate of 20% for individual investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

     The Act also provides for a new maximum rate of tax on capital gains of 18% for individuals in the 28% or higher federal income tax brackets and 8% for individuals in the 15% federal income tax bracket for "qualified 5-year gains." For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rates, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher rates may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property.

                            PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Portfolio's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by the Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized
performance   quotation   furnished  by  the  Fund  be  accompanied  by  certain
standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

The average annual total return figures for The Crowley Income Portfolio for the one year period ending November 30, 1997, the five year period ending November 30, 1997, and the period from inception to November 30, 1997, were 7.34%, 5.94%, and 7.07%, respectively; for The Crowley Growth and Income Portfolio for the one year period ending November 30, 1997, the five year period ending November 30, 1997, and the period from inception to November 30, 1997, were 8.08%, 7.11% and 6.84%, respectively. The average total return figures for The Crowley Diversified Management Portfolio for the one year period ending November 1, 1997 and the period from April 5, 1995 (commencement of operations) to November 30, 1995 (not annualized) were 11.64% and 12.19%, respectively.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the SEC formula:

                                    n
                              P(1+T) = ERV
where:

     P = a hypothetical initial payment of $1,000.

     T = average annual total return.

     n =       number of years.

     ERV  =    ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10-year periods, determined at the end of the 1, 5 or 10- year periods (or fractional portion thereof).

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

To help investors better evaluate how an investment in a Portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund's Portfolios may discuss yield or total return for a Portfolio as reported by various financial publications. Advertisements may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

               Lipper Mutual Fund Performance Analysis

               Lipper Fixed Income Analysis

               Lipper Mutual Fund Indices

               Morgan Stanley World Index

               Shearson Lehman Hutton Treasury Index

               Salomon Bros. Corporate Bond Index

                       FINANCIAL STATEMENTS

The Fund's audited financial statements, related notes and the report of Tait, Weller & Baker for the fiscal year ended November 30, 1997, as set forth in the Fund's Annual Report to Stockholders dated November 30, 1997, are incorporated herein by reference. A shareholder may obtain a copy of the Annual Report to Stockholders upon request and without charge by contacting the Fund at the address or telephone number appearing on the cover of the Statement of Additional Information.


INVESTMENT ADVISOR
Crowley & Crowley Corp.
3201-B Millcreek Road
Suite H
Wilmington, DE  19808

DISTRIBUTOR
Crowley Securities
3201-B Millcreek Road
Suite H
Wilmington, DE  19808

TRANSFER AGENT
Crowley Financial Group
3201-B Millcreek Road
Suite H
Wilmington, DE  19808


CUSTODIAN
Wilmington Trust Company
Rodney Square North
Wilmington, DE  19890

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

AUDITORS
Tait, Weller & Baker
Two Penn Center
Suite 700
Philadelphia, PA  19102-1707

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements:
               Included in Part A:


               o    Financial  Highlights  for The  Crowley  Growth  and  Income
                    Portfolio (formerly, The Crowley Growth Portfolio) for the fiscal years ended November 30, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and for the period December 6, 1989 (commencement of operations) to November 30, 1990 (audited).

               o Financial Highlights for The Crowley Income Portfolio for the fiscal years ended November 30, 1997, 1996, 1995, 1994, 1993, 1992, 1991 and for the period December 6, 1989 (commencement of operations) to November 30, 1990 (audited).

               o Financial Highlights for The Crowley Diversified Management Portfolio for the fiscal years ended November 30, 1997 and 1996 and for the period from April 3, 1995 (commencement of operations) through November 30, 1995 (audited).


               (1) Part B:


               o   Portfolio of Investments at November 30,1997 (audited).
               o   Statement  of Assets and  Liabilities  at  November  30, 1997
                    (audited).
               o   Statement of Operations at November 30, 1997 (audited).
               o   Statement  of  Changes  in Net Assets at  November  30,  1997
                    (audited).
               o   Notes to Financial Statements at November 30, 1997 (audited).
               o   Report of Independent Public Accountants dated
                   December 19, 1997.
________________
(1) The financial statements and Accountant's Report listed above are incorporated by reference into Part B from the Registrant's Annual Report to Shareholders for the fiscal year ended November 30, 1997 as filed via the Securities and Exchange Commission's EDGAR system on January 26, 1998.

        (b)    (1)  Charter, as now in effect.
                    Registrant's Articles of Incorporation dated
                    August 15, 1989 are incorporated herein by reference to Exhibit No. 24(b)(1) of Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.

                    (a)  Articles Supplementary effective March
                         22, 1995 to Registrant's Articles of
                         Incorporation dated August 15, 1989 are
                         incorporated herein by reference to
                         Exhibit No. 24(b)(1)(a) to Post-Effective
                         Amendment No. 8/10 to Registrant's
                         Registration Statement on Form N-1A as
                         filed with the SEC on March 29, 1996.

                    (b) Articles of Amendment effective March 29, 1996 to Registrant's Articles of Incorporation dated August 15, 1989 are incorporated herein by reference to Exhibit No. 24(b)(1)(b) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A as filed with the SEC on March 29, 1996.


               (2) Existing By-Laws, or Instruments Corresponding Thereto. By-Laws of Registrant are incorporated by reference to Exhibit No. 24(b)(2) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as
                    filed with the SEC on March 29, 1996.


               (3)  Voting Trust Agreements.  Not applicable.

               (4) Instruments Defining the Rights of Holders of the Securities Being Registered.
                    (a)  Specimen copy of The Crowley Growth and
                         Income Portfolio certificate denoting
                         securities to be issued by the Registrant is incorporated herein by reference to Exhibit No. 24(b)(4)(a) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875)as filed with the SEC on March 29, 1996.

                    (b) Specimen   copy   of  The   Crowley   Income   Portfolio
                        certificate denoting securities to be issued by the Registrant is incorporated herein by reference to

                        Exhibit No. 24(b)(4)(b) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.

                    (c) Specimen  copy  of The  Crowley  Diversified  Management
                        Portfolio certificate denoting securities to be issued by the Registrant is incorporated herein by reference to Exhibit No. 24(b)(4)(c) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.


               (5) Investment Advisory Contracts Relating to the Management of the Assets of the Registrant.
                    (a) Management Contract dated December 6, 1989
                        between Crowley & Crowley Corp. and the
                        Registrant on behalf of The Crowley Growth
                        Portfolio is incorporated herein by
                        reference to Exhibit No. 24(b)(5)(a) to
                        Post-Effective Amendment No. 8/10 to
                        Registrant's Registration Statement on
                        Form N-1A (File Nos. 33-30975 and 811-
                        5875) as filed with the SEC on March 29, 1996.


                    (b) Management Contract dated December 6, 1989
                        between Crowley & Crowley Corp. and the
                        Registrant on behalf of The Crowley Income
                        Portfolio is incorporated herein by
                        reference to Exhibit No. 24(b)(5)(b) to
                        Post-Effective Amendment No. 8/10 to
                        Registrant's Registration Statement on
                        Form N-1A (File Nos. 33-30975 and 811-
                        5875) as filed with the SEC on March 29, 1996.

                    (c) Management Contract dated March 31, 1995 between Crowley
                        & Crowley Corp. and the Registrant on behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference to Exhibit No. 24(b)(5)(c) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.

               (6)  (a) Underwriting or Distribution Contract
                        Between the Registrant and a Principal
                        Underwriter.
                        (1)   Underwriting Agreement dated
                              December 6, 1989 between Crowley
                              Securities and the Registrant on
                              behalf of The Crowley Growth
                              Portfolio is incorporated herein by
                              reference to Exhibit No.
                              24(b)(6)(a)(1) to Post-Effective
                              Amendment No. 8/10 to Registrant's
                              Registration Statement on Form N-1A
                              (File Nos. 33-30975 and 811-5875) as
                              filed with the SEC on March 29,
                              1996.

                        (2)   Underwriting Agreement dated
                              December 6, 1989 between Crowley
                              Securities and the Registrant on
                              behalf of The Crowley Income
                              Portfolio is incorporated herein by
                              reference to Exhibit No.
                              24(b)(6)(a)(2) to Post-Effective
                              Amendment No. 8/10 to Registrant's
                              Registration Statement on Form N-1A
                              (File Nos. 33-30975 and 811-5875) as
                              filed with the SEC on March 29,
                              1996.

                        (3)   Underwriting Agreement dated March
                              31, 1995 between Crowley Securities
                              and the Registrant on behalf of The
                              Crowley Diversified Management
                              Portfolio is incorporated herein by
                              reference to Exhibit No.
                              24(b)(6)(a)(3) to Post-Effective
                              Amendment No. 8/10 to Registrant's
                              Registration Statement on Form N-1A
                              (File Nos. 33-30975 and 811-5875) as
                              filed with the SEC on March 29,
                              1996.

                    (b) Specimens or Copies of All Agreements
                        Between Principal Underwriters and
                        Dealers.
                        (1)   Form of Dealer Selling Agreement is
                              incorporated herein by reference to
                              Exhibit No. 24(b)(6)(b) to Post-
                              Effective Amendment No. 8/10 to
                              Registrant's Registration Statement
                              on Form N-1A (File Nos. 33-30975 and
                              811-5875) as filed with the SEC on
                              March 29, 1996.

               (7)  Bonus, Profit Sharing, Pension or Other
                    Similar Contracts or Arrangements Wholly or
                    Partly for the Benefit of Directors or
                    Officers of the Registrant.  Not Applicable.

               (8)  Custodian Agreements.
                    (a) Custodian  Agreement dated November 29, 1989 between the
                        Registrant and Wilmington Trust Company on behalf of The Crowley Growth Portfolio is incorporated herein by reference to Exhibit No. 24(b)(8)(a) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-
                        5875) as filed with the SEC on March 29, 1996.

                    (b) Custodian  Agreement dated November 29, 1989 between the
                        Registrant and Wilmington Trust Company on behalf of The Crowley Income Portfolio is incorporated herein by reference to Exhibit No. 24(b)(8)(b) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-
                        5875) as filed with the SEC on March 29, 1996.

                    (c) Custodian  Agreement  dated March 31,  1995  between the
                        Registrant and Wilmington Trust Company on behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference to Exhibit No. 24(b)(8)(c) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.

               (9)  Other Material Contracts.
                    (a) Shareholder Services Agreement dated
                        August 1, 1993 between the Registrant and
                        The Crowley Financial Group, Inc. (the
                        "Agreement") is incorporated herein by
                        reference to Exhibit No. 24(b)(9) to Post-
                        Effective Amendment No. 8/10 to
                        Registrant's Registration Statement on
                        Form N-1A (File Nos. 33-30975 and 811-

                        5875) as filed with the SEC on March 29, 1996.

                        (1)   Amendment I dated March 31, 1995 to
                              the Agreement is incorporated herein
                              by reference to Exhibit No.
                              24(b)(9)(a) to Post-Effective
                              Amendment No. 8/10 to Registrant's
                              Registration Statement on Form N-1A
                              (File Nos. 33-30975 and 811-5875) as
                              filed with the SEC on March 29,
                              1996.


               (10) Opinion and Consent of Counsel.  Opinion of
                    Stradley, Ronon, Stevens & Young, LLP dated
                    March   , 1998.

               (11) Other Opinions and Consents.
                    (a) Consent of Tait, Weller & Baker,
                        Independent Public Accountants dated March
                          , 1998.

                    (b) Representation  of Stradley,  Ronon,  Stevens and Young,
                        LLP relating to availability of use of Rule 485(b) dated March , 1998.


               (12) Financial Statements Omitted form Item 23.  Not
                    applicable.

               (13) Agreements or Understandings Made in
                    Consideration for Providing Initial Capital.
                    Letter dated from contributors of initial capital to the Registrant is incorporated herein by reference to Exhibit No. 24(b)(13) to Post-Effective Amendment No. 8/10 to Registrant's Registration Statement on Form N-1A (File Nos. 33-30975 and 811-5875) as filed with the SEC on March 29, 1996.

               (14) Model Plans Used in Establishment of Any
                    Retirement Plan.  Not Applicable.

               (15) 12b-1 Plans.  Not Applicable.

               (16) Schedules for Computation of Performance
                    Quotations.

                    (a) On behalf of The Crowley Growth and Income  Portfolio is attached hereto as EX-16.1.

                    (b) On behalf of The Crowley  Income  Portfolio  is attached hereto as EX-16.2.

                    (c) On  behalf  of  The   Crowley   Diversified   Management
                        Portfolio is attached hereto as EX-16.3.



               (17) Financial  Data Schedules for the Fiscal Year ended November
                    30, 1997.


                    (a) On behalf of the Crowley Growth and Income  Portfolio is attached hereto as EX-27.1.

                    (b) On behalf of the Crowley  Income  Portfolio  is attached hereto as EX-27.2.

                    (c) On  behalf  of  the   Crowley   Diversified   Management
                        Portfolio is attached hereto as EX-27.3.

               (18) Multiple Class Plans Under Rule 18f-3.  Not
                    Applicable.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
          REGISTRANT.
          None.


Item 26.  NUMBER OF HOLDERS OF SECURITIES.
          The number of record holders of each class of securities of the Registrant as of February 28, 1998, is as follows:

            (1)                                        (2)
          Title of Class                               Number of Record
                                                       Holders
          The Crowley Growth and Income Portfolio      153
          The Crowley Income Portfolio                 157
          The Crowley Diversified Management
               Portfolio                                94


Item 27.  INDEMNIFICATION.
          Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

          (i)  by the Board of  Directors  by a majority  vote of a
               quorum  which   consists  of  the   directors   who  are  neither
               "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings; or

          (ii) if the required quorum is not obtainable or if a quorum of such Directors so directs, by independent legal counsel in a written opinion.

               No indemnification will be provided by the Registrant to any Director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

       As  permitted  by  Article  EIGHTH  of  the   Registrant's   Articles  of
       Incorporation:

       (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

       (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

       (c) No provision of this Articles shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          The principal business of Crowley & Crowley Corp. is to provide investment counsel and advice to individual investors.

Item 29.  PRINCIPAL UNDERWRITERS.
          (a) Crowley Securities, Inc., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment advisor to any other investment company.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:


                              Position and             Position and
Name and Principal            Offices with             Offices with
Business Address              Underwriter              Registrant

Robert A. Crowley             General Partner          President
3201-B Millcreek Road
Suite H
Wilmington, DE 19808

Frederick J. Crowley, Jr.     General Partner          Vice
3201-B Millcreek Road                                  President
Suite H
Wilmington, DE 19808



     (c)  Not applicable.



Item 30.  LOCATION OF ACCOUNTS AND RECORDS.
          All records described in Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, are maintained by the Registrant's Investment Advisor, Crowley & Crowley Corp., except for those maintained by the Registrant's custodian, Wilmington Trust Company, Rodney Square North, Wilmington, DE 19890, and the Registrant's administrator, transfer, redemption, dividend disbursing and accounting agent, The Crowley Financial Group, Inc.

Item 31.  MANAGEMENT SERVICES.
          All management services are covered in the management agreement between the Registrant and Crowley & Crowley Corp., as discussed in Parts A and B.

Item 32.  UNDERTAKINGS.
          (1) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (2) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the Investment Company Act of 1940.

          (3) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without change.

                           SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this amendment meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington and State of Delaware on the 30th day of March, 1998.


                         THE CROWLEY PORTFOLIO GROUP, INC.
                                   (Registrant)

                         By:  ROBERT A. CROWLEY
                              Robert A. Crowley, President
                              (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title               Date


ROBERT A. CROWLEY             President,          March 30, 1998
Robert A. Crowley             Treasurer
                              and Director

FREDERICK J. CROWLEY, JR.     Vice President,     March 30, 1998
Frederick J. Crowley, Jr.     Secretary
                              and Director

WILLIAM O. CREGAR             Director            March 30, 1998
William O. Cregar

BRUCE A. HUMPHRIES            Director            March 30, 1998
Bruce A. Humphries

DANIEL J. PISCITELLO          Director            March 30, 1998
Daniel J. Piscitello

PETER VEENEMA                 Director            March 30, 1998
Peter Veenema

                          EXHIBIT INDEX



Item 24(b)          Document
10                  Opinion and Consent of Stradley, Ronon,
                    Stevens & Young, LLP is attached hereto as EX-
                    99.a.


11(a) Consent of Tait, Weller & Baker is attached hereto as EX-11.


11(b) Letter from Stradley, Ronon, Stevens & Young LLP is attached hereto as EX-99.b.


16(a)               Schedule of Performance Calculations for The
                    Crowley Growth and Income Portfolio is
                    attached hereto as EX-16.1.

16(b)               Schedule of Performance Calculations for The
                    Crowley Income Portfolio is attached hereto as EX-16.2.

16(c)               Schedule of Performance Calculations for The
                    Crowley Diversified Management Portfolio is attached hereto as EX-16.3.

17(a)               Financial Data Schedule on behalf of The
                    Crowley Growth and Income Portfolio is
                    attached hereto as EX-27.1.

17(b)               Financial Data Schedule on behalf of The
                    Crowley Income Portfolio is attached hereto as EX-27.2.

17(c)               Financial Data Schedule on behalf of The
                    Crowley Diversified Management Portfolio is attached hereto as EX-27.3.